UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

1.813046.107

LTB-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,121,000	$ 1,217,660
Automobiles - 0.1%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	790,000	781,910
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	560,025
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	326,000	359,020
5.15% 3/1/20	693,000	769,999
5.7% 5/15/18	42,000	47,651
COX Communications, Inc. 4.625% 6/1/13	674,000	705,427
Discovery Communications LLC:
3.7% 6/1/15	875,000	915,363
5.05% 6/1/20	322,000	353,174
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	69,195
5.15% 4/30/20	1,000,000	1,081,346
News America, Inc.:
5.3% 12/15/14	132,000	144,956
6.9% 3/1/19	750,000	868,115
Time Warner Cable, Inc.:
5.4% 7/2/12	425,000	435,422
5.85% 5/1/17	996,000	1,121,503
6.2% 7/1/13	404,000	434,651
6.75% 7/1/18	1,141,000	1,325,734
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,824
4.875% 3/15/20	731,000	777,244
5.875% 11/15/16	685,000	786,870
Viacom, Inc.:
3.5% 4/1/17	455,000	465,740
6.125% 10/5/17	679,000	785,215
		11,471,449
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	1,000,000	1,079,342
Specialty Retail - 0.4%
Home Depot, Inc. 4.4% 4/1/21	610,000	664,468
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc. 4.625% 4/15/20	$ 750,000	$ 797,250
Staples, Inc. 7.375% 10/1/12	1,352,000	1,415,548
		2,877,266
TOTAL CONSUMER DISCRETIONARY		17,987,652
CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	551,000	555,004
2.5% 3/26/13	1,453,000	1,482,051
5.375% 11/15/14	111,000	123,663
FBG Finance Ltd. 5.125% 6/15/15 (b)	510,000	555,834
Fortune Brands, Inc.:
5.375% 1/15/16	466,000	506,309
6.375% 6/15/14	272,000	297,689
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,079,731
The Coca-Cola Co. 3.15% 11/15/20	80,000	82,329
		4,682,610
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	644,342
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	850,292
		1,494,634
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (b)	106,000	124,385
General Mills, Inc. 5.2% 3/17/15	650,000	722,422
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	732,465
6.5% 8/11/17	140,000	164,096
6.75% 2/19/14	82,000	91,630
		1,834,998
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	30,000	34,038
9.7% 11/10/18	1,342,000	1,756,277
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 1,000,000	$ 1,099,506
Reynolds American, Inc. 6.75% 6/15/17	513,000	581,902
		3,471,723
TOTAL CONSUMER STAPLES		11,483,965
ENERGY - 4.3%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (b)	633,000	677,473
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	843,931
Halliburton Co. 6.15% 9/15/19	425,000	517,562
Noble Holding International Ltd. 3.45% 8/1/15	58,000	60,707
Transocean, Inc. 5.05% 12/15/16	417,000	416,608
Weatherford International Ltd.:
4.95% 10/15/13	303,000	318,803
5.15% 3/15/13	1,469,000	1,530,604
		4,365,688
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,300
6.375% 9/15/17	555,000	635,716
BG Energy Capital PLC 2.875% 10/15/16 (b)	620,000	630,112
BW Group Ltd. 6.625% 6/28/17 (b)	246,000	223,307
Canadian Natural Resources Ltd.:
5.15% 2/1/13	781,000	817,413
5.7% 5/15/17	201,000	233,703
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	743,661
Duke Capital LLC 6.25% 2/15/13	151,000	158,793
Duke Energy Field Services 5.375% 10/15/15 (b)	212,000	230,494
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,641
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	625,839
EnCana Holdings Finance Corp. 5.8% 5/1/14	502,000	545,387
Enterprise Products Operating LP:
4.05% 2/15/22	610,000	608,462
4.6% 8/1/12	706,000	717,934
5.6% 10/15/14	339,000	372,306
5.65% 4/1/13	105,000	110,287
EQT Corp. 4.875% 11/15/21	276,000	273,095
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	671,000	688,017
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	$ 20,000	$ 23,234
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	750,000	758,702
Marathon Petroleum Corp. 3.5% 3/1/16	560,000	560,724
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	877,000	941,184
Nexen, Inc.:
5.2% 3/10/15	158,000	169,763
6.2% 7/30/19	55,000	62,595
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,219,000	1,231,190
Petro-Canada 6.05% 5/15/18	326,000	382,197
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	816,000	847,021
7.875% 3/15/19	647,000	756,661
Petroleos Mexicanos 6% 3/5/20	59,000	65,048
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	395,640
4.25% 9/1/12	1,045,000	1,068,467
5.75% 1/15/20	962,000	1,059,387
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	329,000	335,169
5.832% 9/30/16 (b)	209,466	224,129
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	473,000	500,538
Southeast Supply Header LLC 4.85% 8/15/14 (b)	862,000	919,409
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,638
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,104,467
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,096,000	1,290,417
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	454,177
Western Gas Partners LP 5.375% 6/1/21	600,000	602,430
XTO Energy, Inc.:
4.9% 2/1/14	777,000	845,533
5% 1/31/15	264,000	297,516
5.65% 4/1/16	181,000	214,689
		22,829,392
TOTAL ENERGY		27,195,080
FINANCIALS - 16.4%
Capital Markets - 2.1%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	398,824
BlackRock, Inc. 4.25% 5/24/21	650,000	663,726
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 712,000	$ 686,777
5.25% 7/27/21	750,000	692,129
5.95% 1/18/18	1,693,000	1,681,755
6.15% 4/1/18	402,000	401,333
Lazard Group LLC:
6.85% 6/15/17	669,000	701,287
7.125% 5/15/15	239,000	256,768
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	38,304
6.875% 4/25/18	726,000	686,711
Morgan Stanley:
3.8% 4/29/16	610,000	536,792
4.1% 1/26/15	1,320,000	1,219,334
4.75% 4/1/14	138,000	132,442
5.45% 1/9/17	200,000	184,268
5.5% 7/28/21	554,000	482,957
5.625% 9/23/19	112,000	97,771
5.75% 1/25/21	647,000	577,720
5.95% 12/28/17	383,000	359,143
6% 4/28/15	130,000	126,438
7.3% 5/13/19	603,000	593,489
Royal Bank of Scotland PLC 4.875% 8/25/14 (b)	1,200,000	1,176,853
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,246,070
		12,940,891
Commercial Banks - 4.5%
ANZ Banking Group Ltd. 2.125% 1/10/14 (b)	740,000	744,983
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,640,596
Comerica, Inc. 3% 9/16/15	2,000	2,038
Commonwealth Bank of Australia 2.9% 9/17/14 (b)	3,000,000	3,157,239
Credit Suisse New York Branch 6% 2/15/18	1,605,000	1,554,122
Danske Bank A/S 3.875% 4/14/16 (b)	910,000	848,115
DBS Bank Ltd. (Singapore) 0.6806% 5/16/17 (b)(e)	846,000	829,080
Export-Import Bank of Korea:
5.25% 2/10/14 (b)	114,000	119,720
5.5% 10/17/12	340,000	348,804
Fifth Third Bancorp:
3.625% 1/25/16	361,000	361,801
4.5% 6/1/18	63,000	61,001
8.25% 3/1/38	68,000	81,574
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bank 4.75% 2/1/15	$ 308,000	$ 317,850
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	7,000	6,755
HBOS PLC 6.75% 5/21/18 (b)	509,000	406,234
HSBC Holdings PLC 5.1% 4/5/21	610,000	629,621
Huntington Bancshares, Inc. 7% 12/15/20	180,000	199,277
ING Bank NV 2.65% 1/14/13 (b)	1,310,000	1,307,028
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,884,202
KeyCorp. 5.1% 3/24/21	622,000	629,768
Marshall & Ilsley Bank:
5% 1/17/17	278,000	291,707
5.25% 9/4/12	6,000	6,189
PNC Funding Corp. 3.625% 2/8/15	717,000	748,309
Rabobank (Netherlands) NV 1.85% 1/10/14	1,998,000	2,005,862
Regions Bank 7.5% 5/15/18	250,000	240,000
Regions Financial Corp.:
0.5281% 6/26/12 (e)	31,000	30,136
5.75% 6/15/15	4,000	3,825
7.75% 11/10/14	20,000	20,250
SunTrust Banks, Inc. 3.6% 4/15/16	525,000	526,330
Svenska Handelsbanken AB 2.875% 9/14/12 (b)	2,245,000	2,272,257
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,241,242
U.S. Bancorp 2.2% 11/15/16	1,000,000	1,001,555
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	442,000	392,422
UnionBanCal Corp. 5.25% 12/16/13	115,000	118,436
Wachovia Bank NA 4.875% 2/1/15	283,000	296,797
Wachovia Corp. 5.625% 10/15/16	590,000	629,633
Wells Fargo & Co.:
3.676% 6/15/16	620,000	648,699
3.75% 10/1/14	2,229,000	2,357,141
Westpac Banking Corp. 1.85% 12/9/13	687,000	691,897
		28,652,495
Consumer Finance - 1.8%
American Express Credit Corp. 2.75% 9/15/15	2,160,000	2,138,052
American Honda Finance Corp. 2.375% 3/18/13 (b)	300,000	304,452
Capital One Financial Corp.:
2.125% 7/15/14	1,309,000	1,289,286
3.15% 7/15/16	605,000	603,032
7.375% 5/23/14	232,000	253,663
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
6.45% 6/12/17	$ 399,000	$ 411,930
10.25% 7/15/19	54,000	63,897
General Electric Capital Corp.:
1.875% 9/16/13	345,000	347,820
2.1% 1/7/14	768,000	772,760
2.25% 11/9/15	886,000	877,230
2.95% 5/9/16	255,000	255,249
3.35% 10/17/16	610,000	616,935
3.5% 6/29/15	1,263,000	1,303,818
5.4% 9/20/13	887,000	946,308
6.375% 11/15/67 (e)	1,275,000	1,229,578
		11,414,010
Diversified Financial Services - 3.4%
Bank of America Corp. 5.75% 12/1/17	1,150,000	1,048,308
BB&T Corp. 2.05% 4/28/14	750,000	759,414
BNP Paribas 2.125% 12/21/12	380,000	370,750
BP Capital Markets PLC:
2.248% 11/1/16	620,000	617,764
3.125% 10/1/15	60,000	61,898
3.2% 3/11/16	610,000	633,537
3.625% 5/8/14	65,000	68,204
4.5% 10/1/20	60,000	64,518
Capital One Capital V 10.25% 8/15/39	140,000	145,250
Citigroup, Inc.:
3.953% 6/15/16	610,000	598,026
4.75% 5/19/15	1,605,000	1,612,779
5.125% 5/5/14	239,000	244,319
6.125% 5/15/18	38,000	39,565
6.5% 8/19/13	2,950,000	3,069,805
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,316,102
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	590,766
3.4% 6/24/15	2,482,000	2,521,397
New York Life Global Funding 2.25% 12/14/12 (b)	650,000	659,842
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	189,000	191,459
5.35% 4/15/12 (b)	101,000	101,476
5.5% 1/15/14 (b)	144,000	147,165
5.7% 4/15/17 (b)	295,000	298,148
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 171,000	$ 179,452
5.15% 3/15/20	252,000	277,269
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	489,000	508,560
USAA Capital Corp. 3.5% 7/17/14 (b)	932,000	982,213
Volkswagen International Finance NV 1.875% 4/1/14 (b)	1,180,000	1,181,678
Whirlpool Corp. 8% 5/1/12	710,000	729,752
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(e)	1,008,000	924,840
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(e)	527,000	511,190
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(e)	805,000	716,450
		21,171,896
Insurance - 1.8%
American International Group, Inc. 4.25% 9/15/14	720,000	695,868
Aon Corp.:
3.5% 9/30/15	911,000	930,072
5% 9/30/20	600,000	639,594
Assurant, Inc. 5.625% 2/15/14	332,000	345,574
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	88,112
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	259,000	248,640
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	17,738
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	599,000	567,329
6.5% 3/15/35 (b)	104,000	99,629
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	381,056
MetLife, Inc.:
2.375% 2/6/14	876,000	890,260
5% 6/15/15	175,000	189,770
Metropolitan Life Global Funding I 2.5% 9/29/15 (b)	750,000	746,576
Monumental Global Funding III 5.5% 4/22/13 (b)	382,000	403,453
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	48,000	54,388
Pacific Life Global Funding 5.15% 4/15/13 (b)	1,218,000	1,275,490
Pacific LifeCorp 6% 2/10/20 (b)	51,000	53,582
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	652,407
4.5% 11/15/20	700,000	679,900
5.15% 1/15/13	73,000	75,790
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.4% 6/13/35	$ 68,000	$ 61,834
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	29,000	26,910
Symetra Financial Corp. 6.125% 4/1/16 (b)	892,000	893,881
The Chubb Corp. 5.75% 5/15/18	311,000	363,151
Unum Group:
5.625% 9/15/20	370,000	384,107
7.125% 9/30/16	704,000	807,285
		11,572,396
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	56,994
5.5% 1/15/12	225,000	225,937
BRE Properties, Inc. 5.5% 3/15/17	61,000	64,964
Camden Property Trust:
5.375% 12/15/13	326,000	341,132
5.875% 11/30/12	102,000	105,102
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	271,189
5.375% 10/15/12	225,000	226,673
7.5% 4/1/17	389,000	422,270
Duke Realty LP:
4.625% 5/15/13	122,000	124,905
5.875% 8/15/12	86,000	88,067
Equity One, Inc.:
6% 9/15/17	131,000	133,698
6.25% 12/15/14	62,000	65,207
6.25% 1/15/17	74,000	77,019
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	88,779
5.9% 4/1/20	5,000	5,338
6% 7/15/12	509,000	519,105
6.2% 1/15/17	94,000	103,624
HRPT Properties Trust:
5.75% 11/1/15	211,000	219,222
6.25% 6/15/17	186,000	195,494
6.65% 1/15/18	95,000	101,104
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14	$ 1,107,000	$ 1,170,934
Washington (REIT) 5.25% 1/15/14	30,000	31,658
		4,638,415
Real Estate Management & Development - 1.6%
AMB Property LP 5.9% 8/15/13	389,000	403,179
BioMed Realty LP:
3.85% 4/15/16	1,000,000	983,563
6.125% 4/15/20	6,000	6,151
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	377,996
5.75% 4/1/12	371,000	374,153
Colonial Properties Trust 6.875% 8/15/12	107,000	108,924
Duke Realty LP:
5.4% 8/15/14	498,000	519,025
6.25% 5/15/13	1,166,000	1,219,186
6.75% 3/15/20	35,000	37,252
8.25% 8/15/19	7,000	8,136
ERP Operating LP:
4.75% 7/15/20	446,000	449,140
5.375% 8/1/16	240,000	258,781
5.5% 10/1/12	384,000	395,163
5.75% 6/15/17	1,003,000	1,088,435
Liberty Property LP:
4.75% 10/1/20	455,000	455,621
5.125% 3/2/15	170,000	180,838
5.5% 12/15/16	260,000	278,627
6.625% 10/1/17	582,000	654,951
Mack-Cali Realty LP 7.75% 8/15/19	64,000	75,434
Post Apartment Homes LP 6.3% 6/1/13	571,000	595,619
Regency Centers LP:
4.95% 4/15/14	92,000	96,361
5.25% 8/1/15	322,000	341,549
5.875% 6/15/17	160,000	173,375
Simon Property Group LP:
2.8% 1/30/17	142,000	142,255
4.2% 2/1/15	234,000	247,262
5.3% 5/30/13	12,000	12,603
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 606,000	$ 660,119
6.15% 11/15/15	115,000	126,955
		10,270,653
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
4.5% 4/1/15	1,230,000	1,143,016
5% 5/13/21	190,000	160,785
5.875% 1/5/21	980,000	867,516
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	681,590
		2,852,907
TOTAL FINANCIALS		103,513,663
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	504,678
Celgene Corp. 2.45% 10/15/15	56,000	56,898
		561,576
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	752,203
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	294,691
6.3% 8/15/14	546,000	593,813
Express Scripts, Inc.:
3.125% 5/15/16	555,000	550,645
5.25% 6/15/12	505,000	516,111
6.25% 6/15/14	299,000	327,098
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,097,523
UnitedHealth Group, Inc. 3.875% 10/15/20	759,000	790,492
WellPoint, Inc. 4.35% 8/15/20	760,000	803,358
		4,973,731
Pharmaceuticals - 0.2%
Merck & Co., Inc. 5% 6/30/19	348,000	404,268
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	$ 1,000,000	$ 1,034,379
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	70,904
		1,509,551
TOTAL HEALTH CARE		7,797,061
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (b)	53,000	56,060
6.4% 12/15/11 (b)	151,000	151,212
		207,272
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	452,323	459,651
6.795% 2/2/20	26,603	25,451
6.9% 7/2/19	131,566	135,013
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	265,240	262,587
8.36% 1/20/19	200,700	198,693
		1,081,395
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	442,000	525,946
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	606,799
TOTAL INDUSTRIALS		2,421,412
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	563,120
6% 10/1/12	673,000	700,602
6.55% 10/1/17	356,000	410,374
		1,674,096
IT Services - 0.1%
International Business Machines Corp. 1.95% 7/22/16	802,000	815,698
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	$ 2,064,000	$ 2,145,408
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (b)	1,000,000	1,071,437
TOTAL INFORMATION TECHNOLOGY		5,706,639
MATERIALS - 1.2%
Chemicals - 0.4%
Dow Chemical Co.:
4.125% 11/15/21	594,000	588,015
4.25% 11/15/20	321,000	322,656
4.85% 8/15/12	1,481,000	1,518,782
7.6% 5/15/14	80,000	90,438
		2,519,891
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	338,141
Metals & Mining - 0.8%
Anglo American Capital PLC:
2.15% 9/27/13 (b)	1,000,000	999,033
9.375% 4/8/14 (b)	459,000	528,087
9.375% 4/8/19 (b)	630,000	807,404
ArcelorMittal SA 3.75% 3/1/16	166,000	154,152
BHP Billiton Financial (USA) Ltd. 1.875% 11/21/16	900,000	899,530
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	630,000	630,000
6.375% 11/30/12 (b)	302,000	316,180
Vale Overseas Ltd. 6.25% 1/23/17	403,000	445,349
		4,779,735
TOTAL MATERIALS		7,637,767
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	426,165
AT&T, Inc.:
2.5% 8/15/15	562,000	577,701
6.7% 11/15/13	177,000	195,516
CenturyLink, Inc. 6.15% 9/15/19	592,000	569,666
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	$ 923,000	$ 917,738
5.25% 7/22/13	370,000	390,057
France Telecom SA 2.125% 9/16/15	220,000	216,522
Qwest Corp. 3.5971% 6/15/13 (e)	1,080,000	1,082,700
SBC Communications, Inc.:
5.1% 9/15/14	950,000	1,046,895
5.875% 8/15/12	148,000	153,195
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,210,013
6.421% 6/20/16	234,000	237,247
Verizon Communications, Inc.:
2% 11/1/16	1,279,000	1,263,279
3% 4/1/16	621,000	644,854
		8,931,548
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16	646,000	630,563
3.625% 3/30/15	600,000	624,941
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	1,360,000	1,470,824
5.875% 10/1/19	34,000	37,452
Sprint Nextel Corp. 6% 12/1/16	7,000	5,583
Vodafone Group PLC:
4.15% 6/10/14	346,000	369,015
5% 12/16/13	398,000	426,933
		3,565,311
TOTAL TELECOMMUNICATION SERVICES		12,496,859
UTILITIES - 2.7%
Electric Utilities - 1.5%
Ameren Illinois Co. 6.125% 11/15/17	62,000	72,234
AmerenUE 6.4% 6/15/17	519,000	617,989
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	766,891
Commonwealth Edison Co. 4% 8/1/20	600,000	641,641
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	48,000	50,358
Edison International 3.75% 9/15/17	431,000	440,746
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
EDP Finance BV:
4.9% 10/1/19 (b)	$ 200,000	$ 146,980
5.375% 11/2/12 (b)	301,000	296,246
Exelon Corp. 4.9% 6/15/15	415,000	446,015
FirstEnergy Corp. 7.375% 11/15/31	55,000	64,486
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	171,042
6.05% 8/15/21	655,000	716,756
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	469,355
3.75% 11/15/20	2,000	1,995
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,861,996
6.5% 8/1/18	273,000	326,968
Pacific Gas & Electric Co. 3.25% 9/15/21	95,000	94,760
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	130,979
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	459,031
Progress Energy, Inc. 4.4% 1/15/21	732,000	790,108
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	288,193
Tampa Electric Co. 5.4% 5/15/21	238,000	277,637
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	110,183
		9,242,589
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	187,563
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	357,000	391,211
Exelon Generation Co. LLC:
4% 10/1/20	80,000	81,608
5.2% 10/1/19	1,000,000	1,095,332
5.35% 1/15/14	231,000	247,182
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,608,968
PSEG Power LLC 2.75% 9/15/16	148,000	147,892
		3,572,193
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	757,489
Dominion Resources, Inc.:
2.6686% 9/30/66 (e)	651,000	550,379
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (e)	$ 567,000	$ 595,350
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	495,000	514,678
National Grid PLC 6.3% 8/1/16	248,000	284,393
NiSource Finance Corp.:
5.25% 9/15/17	402,000	441,445
5.4% 7/15/14	234,000	253,540
5.45% 9/15/20	43,000	46,646
6.4% 3/15/18	230,000	264,073
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	454,000	454,000
		4,161,993
TOTAL UTILITIES		17,164,338
TOTAL NONCONVERTIBLE BONDS (Cost $202,511,310)		213,404,436
U.S. Government and Government Agency Obligations - 39.4%

U.S. Government Agency Obligations - 2.7%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.625% 10/30/14	1,736,000	1,730,264
0.75% 12/19/14	470,000	469,226
0.875% 8/28/14	4,614,000	4,632,318
1.125% 6/27/14	1,131,000	1,145,329
4.625% 10/15/13	308,000	332,216
Freddie Mac:
0.75% 11/25/14	457,000	457,166
1% 7/30/14	1,602,000	1,613,405
1% 8/27/14	2,210,000	2,230,157
1.75% 9/10/15	4,207,000	4,326,538
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,936,619
U.S. Treasury Obligations - 36.5%
U.S. Treasury Notes:
0.875% 11/30/16	16,456,000	16,382,721
1% 9/30/16	7,613,000	7,641,549
1.75% 7/31/15	26,929,000	28,058,752
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 10/31/18	$ 38,061,000	$ 38,643,790
1.875% 6/30/15	4,339,000	4,539,002
1.875% 9/30/17	12,226,000	12,679,695
2.125% 5/31/15	25,077,000	26,448,411
3% 9/30/16	11,517,000	12,649,801
3.125% 1/31/17	8,719,000	9,642,673
3.125% 5/15/21 (h)	46,171,000	50,632,990
3.625% 2/15/20	21,040,000	24,057,936
TOTAL U.S. TREASURY OBLIGATIONS		231,377,320
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	859,180
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $239,096,319)		249,173,119
U.S. Government Agency - Mortgage Securities - 6.5%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 5.3%
1.888% 2/1/33 (e)	43,813	45,583
1.918% 12/1/34 (e)	48,553	50,259
1.929% 10/1/33 (e)	49,026	50,687
1.946% 7/1/35 (e)	21,087	21,998
1.952% 3/1/35 (e)	37,116	38,533
1.96% 10/1/33 (e)	21,656	22,460
2.05% 3/1/35 (e)	8,723	9,142
2.123% 10/1/35 (e)	73,089	75,998
2.301% 7/1/34 (e)	25,558	26,893
2.303% 6/1/36 (e)	35,540	37,430
2.442% 10/1/33 (e)	52,397	55,346
2.457% 3/1/35 (e)	26,558	27,970
2.465% 7/1/35 (e)	155,757	163,050
2.477% 12/1/33 (e)	1,468,469	1,547,136
2.48% 11/1/36 (e)	279,020	295,403
2.503% 7/1/35 (e)	252,934	267,248
2.634% 4/1/35 (e)	884,344	936,060
2.636% 7/1/37 (e)	82,270	87,265
2.65% 5/1/35 (e)	102,309	107,942
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
3% 7/1/21 to 11/1/21	$ 10,432,514	$ 10,829,138
3.188% 1/1/40 (e)	535,567	556,493
3.462% 3/1/40 (e)	429,023	446,152
3.5% 12/1/25	11,632,829	12,086,694
3.533% 12/1/39 (e)	159,591	166,825
3.61% 3/1/40 (e)	575,900	603,712
3.702% 5/1/40 (e)	295,345	308,531
3.737% 1/1/40 (e)	229,941	239,682
3.766% 10/1/39 (e)	324,958	340,139
3.79% 6/1/40 (e)	265,955	277,642
4% 8/1/18	647,460	681,073
4.5% 8/1/18 to 3/1/35	1,190,722	1,266,801
6% 5/1/16 to 4/1/17	200,800	216,809
6.5% 12/1/13 to 6/1/28	587,113	630,370
7% 3/1/12 to 6/1/33	824,861	926,623
7.5% 8/1/17 to 3/1/28	232,160	264,002
8.5% 5/1/21 to 9/1/25	42,868	48,618
9.5% 2/1/25	4,746	5,113
10.5% 8/1/20	11,166	13,206
12.5% 12/1/13 to 4/1/15	4,506	5,025
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		33,779,051
Freddie Mac - 1.1%
2.082% 4/1/35 (e)	388,135	407,486
2.499% 1/1/35 (e)	87,103	89,976
2.906% 3/1/33 (e)	7,941	8,448
3% 8/1/21	1,452,065	1,502,348
3.171% 10/1/35 (e)	51,270	54,626
3.555% 4/1/40 (e)	351,474	366,562
3.577% 4/1/40 (e)	326,723	341,101
3.613% 2/1/40 (e)	786,714	819,467
4.5% 8/1/18	1,293,542	1,375,332
5% 3/1/19	1,991,340	2,136,712
8.5% 9/1/24 to 8/1/27	47,209	54,936
11.5% 10/1/15	2,028	2,202
TOTAL FREDDIE MAC		7,159,196
Ginnie Mae - 0.1%
7% 7/15/28 to 11/15/28	168,318	190,559
7.5% 2/15/28 to 10/15/28	4,296	4,962
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 6/15/24	$ 207	$ 240
8.5% 10/15/21	36,410	42,100
11% 7/20/19 to 8/20/19	2,872	3,420
TOTAL GINNIE MAE		241,281
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $40,272,392)		41,179,528
Asset-Backed Securities - 8.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (e)	112,158	72,347
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (e)	58,090	43,510
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (e)	13,977	13,537
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (e)	9,359	40
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (e)	62,000	620
Series 2007-D1 Class D, 1.5863% 1/22/13 (b)(e)	1,065,000	15,975
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (b)	801,032	805,006
Series 2009-A:
Class A3, 2.33% 6/17/13 (b)	149,054	149,846
Class A4, 3% 10/15/15 (b)	280,000	286,143
Series 2010-1 Class A4, 2.3% 12/15/14	1,120,000	1,144,570
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	571,570
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	243,005
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,117,261
Series 2011-2 Class A3, 1.18% 4/15/15	600,000	601,145
Series 2011-3 Class A3, 0.97% 8/17/15	770,000	770,006
Series 2011-4 Class A2, 0.65% 3/17/14	240,000	239,793
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (b)	320,000	325,756
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,287,909
Series 2011-5 Class A1, 0.8944% 6/15/15 (e)	1,240,000	1,239,965
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	870,000	867,657
Series 2011-1 Class A3, 1.39% 9/8/15	450,000	450,103
Series 2011-2 Class A3, 1.61% 10/8/15	910,000	917,860
Series 2011-3 Class A3, 1.17% 1/8/16	330,000	329,184
Series 2011-4 Class A/S, 0.92% 3/9/15	910,000	909,049
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2011-5 Class A2, 1.19% 8/8/15	$ 300,000	$ 299,998
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	128,000	128,125
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (e)	9,724	7,634
Series 2004-R2 Class M3, 0.8072% 4/25/34 (e)	15,238	4,844
Series 2005-R2 Class M1, 0.7072% 4/25/35 (e)	176,341	155,424
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (e)	4,092	2,773
Series 2004-W11 Class M2, 0.9572% 11/25/34 (e)	63,962	52,868
Series 2004-W7 Class M1, 0.8072% 5/25/34 (e)	185,706	134,034
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (e)	153,709	39,766
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0822% 4/25/34 (e)	221,424	151,646
Series 2006-HE2 Class M1, 0.6272% 3/25/36 (e)	17,712	177
Axon Financial Funding Ltd. 0.9743% 4/4/17 (a)(b)(e)	842,000	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (b)	500,000	509,663
Series 2009-2A Class A3, 2.13% 9/15/13 (b)	104,995	105,335
Series 2009-3A Class A3, 1.67% 12/15/13 (b)	418,365	419,656
Series 2010-2 Class A3, 1.31% 7/15/14	927,647	931,314
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3822% 2/25/35 (e)	427,000	275,745
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	940,000	940,005
Series 2011-1 Class A3, 1.06% 2/20/14	880,000	881,596
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (e)	119,539	105,194
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	72,000	72,983
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	678,681	682,139
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	422,886
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (b)(e)	31,965	23,175
Class B, 1.0048% 7/20/39 (b)(e)	30,070	11,878
Class C, 1.3548% 7/20/39 (b)(e)	38,684	1,161
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (e)	130,038	5,521
Series 2006-NC4 Class M1, 0.5572% 10/25/36 (e)	28,000	353
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust: - continued
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (e)	$ 205,465	$ 62,703
Chase Issuance Trust Series 2011-A2 Class A2, 0.3379% 5/15/15 (e)	2,300,000	2,298,922
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	700,000	700,475
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	740,107
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,104,749
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (b)	898,434	905,158
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (e)	3,357	3,310
Series 2007-4 Class A1A, 0.4596% 9/25/37 (e)	42,010	39,974
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.3008% 3/25/32 (MGIC Investment Corp. Insured) (e)	36,015	2,861
Series 2004-3 Class M4, 1.2272% 4/25/34 (e)	18,137	8,895
Series 2004-4 Class M2, 1.0522% 6/25/34 (e)	50,135	21,763
Series 2005-3 Class MV1, 0.6772% 8/25/35 (e)	35,507	34,626
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (e)	1,539	1,526
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (b)	22,414	22,451
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (e)	4,436	2,872
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4322% 8/25/34 (e)	33,155	19,277
Ford Credit Auto Lease Trust:
Series 2010-B Class A3, 0.91% 7/15/13 (b)	930,000	930,591
Series 2011-A Class A3, 1.03% 7/15/14	1,080,000	1,080,715
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (b)	310,000	310,810
Series 2009-B Class A3, 2.79% 8/15/13	220,859	222,146
Series 2009-C Class A4, 4.43% 11/15/14	520,000	541,426
Series 2009-D Class A4, 2.98% 8/15/14	690,000	707,485
Series 2009-E Class A3, 1.51% 1/15/14	389,567	391,160
Series 2010-B:
Class A3, 0.98% 10/15/14	620,000	621,497
Class A4, 1.58% 9/15/15	1,360,000	1,378,056
Series 2011-B Class A4, 1.35% 12/15/16	510,000	513,261
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	640,000	641,889
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15	$ 77,000	$ 77,019
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7472% 1/25/35 (e)	81,136	25,571
Class M4, 0.9372% 1/25/35 (e)	41,438	9,656
Series 2006-D Class M1, 0.4872% 11/25/36 (e)	14,531	73
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (b)(e)	335,000	167,500
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	147,392	135,601
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (b)(e)	26,245	24,956
Series 2006-2A:
Class A, 0.429% 11/15/34 (b)(e)	235,532	194,903
Class B, 0.529% 11/15/34 (b)(e)	85,459	55,121
Class C, 0.629% 11/15/34 (b)(e)	141,041	69,815
Class D, 0.999% 11/15/34 (b)(e)	53,498	11,770
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7581% 6/25/42 (e)	69,510	54,250
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(e)	55,370	15,361
Class M1, 0.9072% 6/25/34 (e)	253,008	155,686
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (e)	100,732	4,166
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (b)(e)	37,148	19,713
Class C, 0.8072% 9/25/46 (b)(e)	174,018	22,913
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (e)	49,899	34,575
Series 2003-3 Class M1, 1.5472% 8/25/33 (e)	60,778	47,871
Series 2003-5 Class A2, 0.9572% 12/25/33 (e)	2,817	1,959
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (e)	2,310	2,293
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (e)	57,953	56,371
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	263,680
Series 2010-2 Class A4, 1.93% 8/18/16	1,670,000	1,697,939
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	335,899
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	832,027
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (e)	54,256	43,956
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (e)	141,116	47,265
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (b)	$ 660,000	$ 659,069
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	161,347	162,086
John Deere Owner Trust:
Series 2009-B Class A-3, 1.57% 10/15/13	308,927	309,487
Series 2011-A Class A4, 1.96% 4/16/18	260,000	266,077
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5572% 7/25/36 (e)	25,000	541
Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (e)	176,698	148,324
Class MV1, 0.4872% 11/25/36 (e)	143,100	70,011
Series 2007-CH3 Class M1, 0.5572% 3/25/37 (e)	71,000	7,998
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (e)	53,727	47,123
Series 2006-A Class 2C, 1.5102% 3/27/42 (e)	392,000	104,300
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3372% 6/25/34 (e)	9,950	6,127
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (b)	1,977	2,013
Class C, 5.691% 10/20/28 (b)	988	1,000
Class D, 6.01% 10/20/28 (b)	10,625	10,697
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (e)	63,216	1,881
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (e)	89,453	2,337
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (b)	1,250,000	1,252,666
Series 2011-B Class A3, 1.07% 1/15/14 (b)	670,000	670,000
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	730,000	730,546
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (e)	21,572	13,549
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (e)	72,168	48,635
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (e)	166,621	119,267
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (e)	320,827	229,656
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (e)	4,895	3,667
Series 2004-NC8 Class M6, 1.5072% 9/25/34 (e)	88,464	44,487
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (e)	45,571	29,087
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (e)	47,458	5,975
Series 2007-HE2 Class M1, 0.5072% 1/25/37 (e)	23,602	101
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (g)	$ 614,000	$ 53,725
Series 2006-3 Class AIO, 7.1% 1/25/12 (g)	1,556,953	11,677
Series 2006-4:
Class AIO, 6.35% 2/27/12 (g)	1,811,565	13,457
Class D, 1.3572% 5/25/32 (e)	300,000	638
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	2,308,000	64,624
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	1,718,000	61,332
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (e)	162,650	74,939
Series 2005-D Class M2, 0.7272% 2/25/36 (e)	99,892	9,898
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	290,000	291,726
Series 2011-A Class A3, 1.04% 8/15/14	910,000	911,407
Series 2011-B Class A3, 0.92% 2/16/15	460,000	458,147
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	510,000	512,930
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (a)(b)(e)	64,000	0
Series 2006-1A Class A, 1.6548% 3/20/11 (a)(b)(e)	134,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (e)	929	905
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (e)	2,839	2,739
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (e)	60,741	20,801
Class M4, 1.7072% 9/25/34 (e)	77,891	17,499
Series 2005-WCH1:
Class M2, 0.7772% 1/25/36 (e)	308,921	264,013
Class M4, 1.0872% 1/25/36 (e)	126,217	48,739
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (e)	340,296	2,496
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (e)	64,000	1,516
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (e)	582	471
Santander Drive Auto Receivables Trust Series 2011-4 Class A2, 1.37% 3/16/15	640,000	639,963
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0522% 3/25/35 (e)	156,749	97,502
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (e)	1,570	5
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (b)(e)	68,670	65,696
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (e)	$ 145,000	$ 69,889
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (e)	7,604	2,976
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (b)	79,374	82,167
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (e)	2,472	1,626
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	397,648	398,553
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (b)(e)	310,321	9,310
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	470,935
Series 2009-2 Class A3, 1.54% 2/18/14	324,401	325,382
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	1,410,000	1,413,026
Class A4, 1.18% 10/20/15	200,000	200,840
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	75,976	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (b)(e)	203,978	89,750
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	510,000	513,681
TOTAL ASSET-BACKED SECURITIES (Cost $49,994,300)		50,636,051
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (b)(e)	942,689	940,150
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	199,375	201,761
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (e)	145,267	124,691
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (e)	100,924	85,660
Series 2004-A Class 2A2, 2.8465% 2/25/34 (e)	28,243	23,978
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (e)	$ 14,995	$ 12,655
Class 2A2, 2.8579% 3/25/34 (e)	89,921	79,396
Series 2004-D Class 2A2, 2.8816% 5/25/34 (e)	202,007	173,841
Series 2004-G Class 2A7, 2.8232% 8/25/34 (e)	190,238	142,394
Series 2004-H Class 2A1, 2.7576% 9/25/34 (e)	166,094	136,267
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.7783% 2/25/37 (e)	89,999	80,501
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	241,000	50,610
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (b)(e)	2,825	2,821
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7757% 11/25/34 (e)	233,710	200,960
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4947% 8/27/47 (b)(e)	529,168	520,504
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	391,143	374,031
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3548% 12/20/54 (e)	25,291	12,161
Series 2006-1A Class C2, 1.4548% 12/20/54 (b)(e)	578,000	274,550
Series 2006-2 Class C1, 1.1948% 12/20/54 (e)	463,000	219,925
Series 2006-3 Class C2, 0.7548% 12/20/54 (e)	128,000	60,800
Series 2006-4:
Class B1, 0.3448% 12/20/54 (e)	521,000	416,800
Class C1, 0.6348% 12/20/54 (e)	319,000	151,525
Class M1, 0.4248% 12/20/54 (e)	137,000	94,530
Series 2007-1:
Class 1C1, 0.8548% 12/20/54 (e)	258,000	122,550
Class 1M1, 0.5548% 12/20/54 (e)	172,000	118,680
Class 2C1, 1.2148% 12/20/54 (e)	117,000	55,575
Class 2M1, 0.7548% 12/20/54 (e)	222,000	153,180
Series 2007-2 Class 2C1, 0.6817% 12/17/54 (e)	308,000	146,300
Granite Mortgages Series 2003-2 Class 1A3, 0.9092% 7/20/43 (e)	336,755	321,971
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.8592% 1/20/44 (e)	36,767	23,182
Series 2004-1 Class 2A1, 0.6713% 3/20/44 (e)	564,837	538,628
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	$ 410,000	$ 429,549
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.3661% 12/25/34 (e)	124,705	110,418
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (e)	166,393	149,168
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (e)	72,866	45,841
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (e)	145,552	94,628
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (b)(e)	28,707	26,985
Class C, 0.439% 6/15/22 (b)(e)	181,170	169,394
Class D, 0.449% 6/15/22 (b)(e)	69,853	64,963
Class E, 0.459% 6/15/22 (b)(e)	111,337	102,987
Class F, 0.489% 6/15/22 (b)(e)	177,078	162,026
Class G, 0.559% 6/15/22 (b)(e)	41,484	37,336
Class H, 0.579% 6/15/22 (b)(e)	83,046	73,911
Class J, 0.619% 6/15/22 (b)(e)	97,221	85,554
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (e)	277,584	10,936
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.4831% 10/15/33 (e)	725,000	723,708
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6593% 10/25/35 (e)	500,013	373,125
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (b)(e)	169,307	118,515
Class B6, 3.0978% 7/10/35 (b)(e)	281,659	177,389
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	106,086	112,007
Series 2004-SL3 Class A1, 7% 8/25/16	5,834	5,834
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (b)(e)	33,748	31,068
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	590,000	589,563
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (e)	4,096	2,728
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (e)	280,140	202,342
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 2.7287% 6/25/34 (e)	110,372	103,076
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR10 Class 2A2, 2.7102% 6/25/35 (e)	$ 100,244	$ 88,638
Series 2005-AR12 Class 2A6, 2.7172% 7/25/35 (e)	74,371	64,069
Series 2005-AR2 Class 2A2, 2.7259% 3/25/35 (e)	311,639	255,517
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (e)	175,612	150,130
TOTAL PRIVATE SPONSOR		10,421,982
U.S. Government Agency - 0.7%
Fannie Mae Guaranteed Mortgage pass-thru certificates Series 2010-123 Class DL, 3.5% 11/25/25	490,857	512,057
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	51,294	55,165
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	175,973	188,430
Series 2004-86 Class KC, 4.5% 5/25/19	120,579	125,256
Series 2010-143 Class B, 3.5% 12/25/25	762,705	799,936
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4779% 2/15/19 (e)	716,025	717,058
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	179,441	192,577
Series 2363 Class PF, 6% 9/15/16	232,845	249,838
Series 3777 Class AC, 3.5% 12/15/25	1,277,884	1,331,774
TOTAL U.S. GOVERNMENT AGENCY		4,172,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,769,440)		14,594,073
Commercial Mortgage Securities - 4.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8296% 2/14/43 (e)	159,000	162,520
Class A3, 6.8796% 2/14/43 (e)	172,000	176,727
Class A6, 7.45% 2/14/43 (e)	253,000	259,216
Class PS1, 1.3848% 2/14/43 (e)(g)	593,148	8,588
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (e)	226,222	239,354
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2006-5 Class A3, 5.39% 9/10/47	$ 301,000	$ 310,169
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	454,719
Series 2007-4 Class A3, 5.7926% 2/10/51 (e)	215,000	225,886
Series 2006-6 Class E, 5.619% 10/10/45 (b)	125,000	22,228
Series 2007-3 Class A3, 5.6235% 6/10/49 (e)	361,000	375,296
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	32,732	33,098
Class A4, 4.153% 11/10/38	274,000	284,216
Series 2001-3 Class H, 6.562% 4/11/37 (b)	121,000	121,001
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	54,000	53,583
Class K, 6.15% 5/11/35 (b)	100,000	98,880
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.559% 3/15/22 (b)(e)	93,000	89,745
Class D, 0.609% 3/15/22 (b)(e)	94,000	90,710
Class E, 0.649% 3/15/22 (b)(e)	78,000	75,270
Class F, 0.719% 3/15/22 (b)(e)	70,189	66,680
Class G, 0.779% 3/15/22 (b)(e)	45,493	42,308
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (b)(e)	158,793	151,648
Class E, 0.489% 10/15/19 (b)(e)	157,000	147,580
Class F, 0.559% 10/15/19 (b)(e)	360,653	335,407
Class G, 0.579% 10/15/19 (b)(e)	144,054	127,488
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (b)(e)	7,895	5,561
Series 2004-1:
Class A, 0.6172% 4/25/34 (b)(e)	112,098	93,154
Class B, 2.1572% 4/25/34 (b)(e)	15,383	8,688
Class M1, 0.8172% 4/25/34 (b)(e)	12,464	8,838
Class M2, 1.4572% 4/25/34 (b)(e)	11,540	7,975
Series 2004-2:
Class A, 0.6872% 8/25/34 (b)(e)	112,803	92,398
Class M1, 0.8372% 8/25/34 (b)(e)	18,497	13,444
Series 2004-3:
Class A1, 0.6272% 1/25/35 (b)(e)	208,249	156,453
Class A2, 0.6772% 1/25/35 (b)(e)	36,072	25,290
Class M1, 0.7572% 1/25/35 (b)(e)	43,599	25,169
Class M2, 1.2572% 1/25/35 (b)(e)	19,663	9,525
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (b)(e)	$ 160,337	$ 122,542
Class M1, 0.6872% 8/25/35 (b)(e)	9,448	5,440
Class M2, 0.7372% 8/25/35 (b)(e)	15,583	8,355
Class M3, 0.7572% 8/25/35 (b)(e)	8,621	4,557
Class M4, 0.8672% 8/25/35 (b)(e)	7,914	3,956
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (b)(e)	70,112	52,407
Class A2, 0.6572% 11/25/35 (b)(e)	70,598	53,041
Class M1, 0.6972% 11/25/35 (b)(e)	8,292	4,972
Class M2, 0.7472% 11/25/35 (b)(e)	10,528	5,948
Class M3, 0.7672% 11/25/35 (b)(e)	9,423	5,147
Class M4, 0.8572% 11/25/35 (b)(e)	11,740	5,677
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (b)(e)	159,145	112,787
Class B1, 1.6572% 1/25/36 (b)(e)	13,753	2,435
Class M1, 0.7072% 1/25/36 (b)(e)	51,337	28,470
Class M2, 0.7272% 1/25/36 (b)(e)	15,401	7,831
Class M3, 0.7572% 1/25/36 (b)(e)	22,492	10,508
Class M4, 0.8672% 1/25/36 (b)(e)	12,440	5,478
Class M5, 0.9072% 1/25/36 (b)(e)	12,440	4,672
Class M6, 0.9572% 1/25/36 (b)(e)	13,212	3,630
Series 2006-1:
Class A2, 0.6172% 4/25/36 (b)(e)	24,512	17,959
Class M1, 0.6372% 4/25/36 (b)(e)	8,767	5,005
Class M2, 0.6572% 4/25/36 (b)(e)	9,263	4,924
Class M3, 0.6772% 4/25/36 (b)(e)	7,970	3,948
Class M4, 0.7772% 4/25/36 (b)(e)	4,516	2,041
Class M5, 0.8172% 4/25/36 (b)(e)	4,383	1,754
Class M6, 0.8972% 4/25/36 (b)(e)	8,740	3,296
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (b)(e)	374,605	275,885
Class A2, 0.5372% 7/25/36 (b)(e)	21,521	13,862
Class B1, 1.1272% 7/25/36 (b)(e)	8,058	2,303
Class B3, 2.9572% 7/25/36 (b)(e)	12,174	2,096
Class M1, 0.5672% 7/25/36 (b)(e)	22,580	12,701
Class M2, 0.5872% 7/25/36 (b)(e)	15,931	8,179
Class M3, 0.6072% 7/25/36 (b)(e)	13,214	6,569
Class M4, 0.6772% 7/25/36 (b)(e)	8,923	4,142
Class M5, 0.7272% 7/25/36 (b)(e)	10,967	4,602
Class M6, 0.7972% 7/25/36 (b)(e)	16,364	4,891
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (b)(e)	$ 15,867	$ 1,056
Class B2, 1.6072% 10/25/36 (b)(e)	9,330	225
Class M4, 0.6872% 10/25/36 (b)(e)	17,537	2,280
Class M5, 0.7372% 10/25/36 (b)(e)	20,994	2,204
Class M6, 0.8172% 10/25/36 (b)(e)	41,094	3,082
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (b)(e)	91,235	58,226
Class A2, 0.5272% 12/25/36 (b)(e)	383,581	228,116
Class B1, 0.9572% 12/25/36 (b)(e)	14,104	1,604
Class B2, 1.5072% 12/25/36 (b)(e)	14,511	1,164
Class B3, 2.7072% 12/25/36 (b)(e)	23,181	938
Class M1, 0.5472% 12/25/36 (b)(e)	29,411	11,928
Class M2, 0.5672% 12/25/36 (b)(e)	19,808	7,236
Class M3, 0.5972% 12/25/36 (b)(e)	19,808	6,451
Class M4, 0.6572% 12/25/36 (b)(e)	23,409	6,273
Class M5, 0.6972% 12/25/36 (b)(e)	22,208	4,030
Class M6, 0.7772% 12/25/36 (b)(e)	19,808	2,784
Series 2007-1:
Class A2, 0.5272% 3/25/37 (b)(e)	102,465	56,356
Class B1, 0.9272% 3/25/37 (b)(e)	32,650	2,938
Class B2, 1.4072% 3/25/37 (b)(e)	23,602	1,298
Class B3, 3.6072% 3/25/37 (b)(e)	18,049	451
Class M1, 0.5272% 3/25/37 (b)(e)	28,676	10,323
Class M2, 0.5472% 3/25/37 (b)(e)	21,510	6,130
Class M3, 0.5772% 3/25/37 (b)(e)	19,355	4,258
Class M4, 0.6272% 3/25/37 (b)(e)	15,362	2,765
Class M5, 0.6772% 3/25/37 (b)(e)	24,366	3,655
Class M6, 0.7572% 3/25/37 (b)(e)	33,687	4,042
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (b)(e)	93,396	49,704
Class A2, 0.5772% 7/25/37 (b)(e)	87,317	32,059
Class B1, 1.8572% 7/25/37 (b)(e)	26,726	1,150
Class B2, 2.5072% 7/25/37 (b)(e)	18,695	323
Class M1, 0.6272% 7/25/37 (b)(e)	30,662	5,462
Class M2, 0.6672% 7/25/37 (b)(e)	16,565	2,255
Class M3, 0.7472% 7/25/37 (b)(e)	16,710	1,986
Class M4, 0.9072% 7/25/37 (b)(e)	34,061	3,144
Class M5, 1.0072% 7/25/37 (b)(e)	30,009	2,297
Class M6, 1.2572% 7/25/37 (b)(e)	37,511	2,274
Series 2007-3:
Class A2, 0.5472% 7/25/37 (b)(e)	93,491	52,987
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class B1, 1.2072% 7/25/37 (b)(e)	$ 23,003	$ 1,926
Class B2, 1.8572% 7/25/37 (b)(e)	57,783	3,305
Class B3, 4.2572% 7/25/37 (b)(e)	16,532	447
Class M1, 0.5672% 7/25/37 (b)(e)	20,739	4,536
Class M2, 0.5972% 7/25/37 (b)(e)	22,251	4,174
Class M3, 0.6272% 7/25/37 (b)(e)	34,326	5,636
Class M4, 0.7572% 7/25/37 (b)(e)	54,313	8,142
Class M5, 0.8572% 7/25/37 (b)(e)	28,232	3,851
Class M6, 1.0572% 7/25/37 (b)(e)	21,386	2,281
Series 2007-4A:
Class B1, 2.8072% 9/25/37 (b)(e)	36,121	542
Class B2, 3.7072% 9/25/37 (b)(e)	20,765	208
Class M1, 1.2072% 9/25/37 (b)(e)	35,122	3,337
Class M2, 1.3072% 9/25/37 (b)(e)	35,122	2,634
Class M4, 1.8572% 9/25/37 (b)(e)	88,563	3,543
Class M5, 2.0072% 9/25/37 (b)(e)	88,563	2,657
Class M6, 2.2072% 9/25/37 (b)(e)	88,641	1,773
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(g)	420,991	14,735
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(e)(g)	1,028,382	98,930
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (b)(e)	48,463	46,334
Class J, 1.099% 3/15/19 (b)(e)	46,405	39,717
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (b)(e)	76,569	70,142
Class E, 0.549% 3/15/22 (b)(e)	394,020	358,188
Class F, 0.599% 3/15/22 (b)(e)	241,475	214,927
Class G, 0.649% 3/15/22 (b)(e)	62,931	55,301
Class H, 0.799% 3/15/22 (b)(e)	76,569	65,754
Class J, 0.949% 3/15/22 (b)(e)	76,569	60,395
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	20,984	21,073
Series 2004-PWR3 Class A3, 4.487% 2/11/41	70,328	71,831
Series 2006-PW14 Class X2, 0.6503% 12/11/38 (b)(e)(g)	2,462,113	33,425
Series 2006-T24 Class X2, 0.4418% 10/12/41 (b)(e)(g)	427,756	3,684
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (b)(e)	35,000	15,914
Class C, 5.7153% 6/11/40 (b)(e)	29,000	9,570
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW16: - continued
Class D, 5.7153% 6/11/40 (b)(e)	$ 29,000	$ 7,250
Series 2007-PW18 Class X2, 0.315% 6/11/50 (b)(e)(g)	18,835,222	182,438
Series 2007-T28:
Class A1, 5.422% 9/11/42	881	881
Class X2, 0.1653% 9/11/42 (b)(e)(g)	8,179,766	57,447
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (b)(e)	87,279	62,145
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (b)	254,000	263,347
Class XCL, 2.2133% 5/15/35 (b)(e)(g)	893,702	22,760
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (b)(e)	35,429	34,909
Class G, 0.5778% 8/15/21 (b)(e)	49,634	48,114
Class H, 0.6178% 8/15/21 (b)(e)	40,527	37,526
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	321,580	302,200
Series 2008-C7 Class A2B, 6.072% 12/10/49 (e)	216,000	222,534
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	222,717
Class C, 5.476% 12/11/49	407,000	55,447
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (e)	216,000	225,571
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	51,840
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (b)(e)	9,145	8,149
Class H, 0.869% 4/15/17 (b)(e)	19,555	16,057
Class J, 1.099% 4/15/17 (b)(e)	14,996	10,797
Series 2005-FL11:
Class C, 0.549% 11/15/17 (b)(e)	164,947	150,102
Class D, 0.589% 11/15/17 (b)(e)	8,646	7,782
Class E, 0.639% 11/15/17 (b)(e)	30,262	26,934
Class F, 0.699% 11/15/17 (b)(e)	21,193	18,650
Class G, 0.749% 11/15/17 (b)(e)	14,690	12,781
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (b)(e)	308,000	279,348
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
sequential payer: - continued
Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	$ 2,095	$ 2,102
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	635,986
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (b)	365,000	354,558
Class AJFX, 5.478% 2/5/19 (b)	380,000	377,255
Series 2006-C8 Class XP, 0.4626% 12/10/46 (e)(g)	2,172,740	21,015
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	432,000	441,631
Series 2007-C3:
Class A2, 5.7135% 6/15/39 (e)	295,091	297,621
Class A4, 5.7135% 6/15/39 (e)	130,000	134,340
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (e)(g)	1,512,327	19,232
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (b)(e)	771,000	555,120
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35	5,236	5,247
Series 2004-C1:
Class A3, 4.321% 1/15/37	15,514	15,593
Class A4, 4.75% 1/15/37	101,000	105,916
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (e)(g)	129,315	250
Series 2001-CKN5 Class AX, 1.7172% 9/15/34 (b)(e)(g)	365,614	590
Series 2003-C4 Class A4, 5.137% 8/15/36	560,000	587,289
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (b)(e)	82,000	68,880
Class C:
0.419% 2/15/22 (b)(e)	212,546	171,156
0.519% 2/15/22 (b)(e)	75,912	56,867
Class F, 0.569% 2/15/22 (b)(e)	151,805	110,803
Series 2007-C1:
Class ASP, 0.3867% 2/15/40 (e)(g)	3,373,706	28,268
Class B, 5.487% 2/15/40 (b)(e)	330,000	49,500
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	142,000	141,634
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 1,136,000	$ 1,169,985
Series 2001-1 Class X1, 1.2539% 5/15/33 (b)(e)(g)	266,881	2,378
Series 2007-C1 Class XP, 0.192% 12/10/49 (e)(g)	3,017,912	14,884
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.4531% 5/10/40 (e)	290,000	306,644
Series 2004-C3 Class X2, 0.578% 12/10/41 (e)(g)	3,329,032	80
Series 2005-C1 Class X2, 0.5531% 5/10/43 (e)(g)	788,356	2,424
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (b)(e)	81,000	77,969
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	432,000	443,064
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (b)(e)(g)	2,757,075	3,987
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (b)(e)(g)	4,582,587	32,078
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (b)(e)	49,233	46,160
Class F, 0.6875% 6/6/20 (b)(e)	95,176	88,312
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (b)(e)	236,000	226,858
Class D, 2.3636% 3/6/20 (b)(e)	467,000	446,575
Class F, 2.8433% 3/6/20 (b)(e)	19,000	18,188
Class G, 3.0177% 3/6/20 (b)(e)	10,000	9,574
Class H, 3.5846% 3/6/20 (b)(e)	7,000	6,730
Class J, 4.4568% 3/6/20 (b)(e)	11,000	10,658
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	420,000	421,832
Series 2005-GG4 Class XP, 0.7107% 7/10/39 (b)(e)(g)	3,561,149	13,447
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	167,266	168,103
Series 2007-GG10 Class A2, 5.778% 8/10/45	98,380	100,101
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	700,000	695,283
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	480,000	494,149
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	$ 244,088	$ 255,943
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.419% 11/15/18 (b)(e)	122,367	111,354
Class C, 0.459% 11/15/18 (b)(e)	86,898	77,339
Class D, 0.479% 11/15/18 (b)(e)	26,706	23,234
Class E, 0.529% 11/15/18 (b)(e)	39,023	32,779
Class F, 0.579% 11/15/18 (b)(e)	58,308	48,396
Class G, 0.609% 11/15/18 (b)(e)	50,685	40,548
Class H, 0.749% 11/15/18 (b)(e)	39,032	29,664
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (e)	86,333	88,790
Series 2007-LD11 Class A2, 5.8017% 6/15/49 (e)	548,340	555,391
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,555,000	1,564,529
Class A3, 5.42% 1/15/49	594,000	627,218
Series 2005-CB13 Class E, 5.3476% 1/12/43 (b)(e)	109,000	4,292
Series 2006-CB17 Class A3, 5.45% 12/12/43	60,891	61,377
Series 2007-CB18 Class A1, 5.32% 6/12/47 (e)	275	275
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (e)	18,000	6,535
Class C, 5.7385% 2/12/49 (e)	48,000	14,549
Class D, 5.7385% 2/12/49 (e)	51,000	11,447
Series 2007-LDP10 Class ES, 5.5379% 1/15/49 (b)(e)	112,000	5,981
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	8,197	8,199
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	39,707	40,526
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	29,379	29,698
Series 2006-C7 Class A2, 5.3% 11/15/38	151,248	151,511
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	30,092
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	109,234
Series 2001-C3 Class B, 6.512% 6/15/36	59,994	60,359
Series 2005-C3 Class XCP, 0.7121% 7/15/40 (e)(g)	491,215	1,755
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (e)(g)	920,913	11,522
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (e)(g)	370,580	3,305
Series 2007-C7 Class XCP, 0.2822% 9/15/45 (e)(g)	15,785,489	125,637
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (b)(e)	$ 69,510	$ 61,169
Class E, 0.539% 9/15/21 (b)(e)	249,861	217,379
Class F, 0.589% 9/15/21 (b)(e)	97,418	83,779
Class G, 0.609% 9/15/21 (b)(e)	192,585	152,142
Class H, 0.649% 9/15/21 (b)(e)	49,497	37,123
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (e)	146,567	148,143
Series 2005-LC1 Class F, 5.3796% 1/12/44 (b)(e)	188,000	95,036
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (e)	42,800	42,614
sequential payer:
Series 2006-1 CLass A3, 5.4769% 2/12/39 (e)	230,000	233,950
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	186,000	196,754
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	86,831
Class A4, 5.378% 8/12/48	9,000	9,249
Class B, 5.479% 8/12/48	648,000	230,823
Series 2007-6 Class A1, 5.175% 3/12/51	765	765
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	894,756	938,228
Series 2006-4 Class XP, 0.6162% 12/12/49 (e)(g)	3,336,900	58,115
Series 2007-6 Class B, 5.635% 3/12/51 (e)	216,000	66,545
Series 2007-7 Class B, 5.7419% 6/12/50 (e)	19,000	2,850
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (b)(e)	40,774	24,057
Series 2007-XCLA Class A1, 0.449% 7/17/17 (b)(e)	31,656	29,123
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (b)(e)	124,000	114,570
Class D, 0.439% 10/15/20 (b)(e)	76,067	69,141
Class E, 0.499% 10/15/20 (b)(e)	95,138	85,525
Class F, 0.549% 10/15/20 (b)(e)	57,094	49,041
Class G, 0.589% 10/15/20 (b)(e)	70,577	59,917
Class H, 0.679% 10/15/20 (b)(e)	44,426	33,273
Class J, 0.829% 10/15/20 (b)(e)	25,989	15,566
Class MHRO, 0.939% 10/15/20 (b)(e)	69,447	56,946
Class NHRO, 1.139% 10/15/20 (b)(e)	105,124	84,099
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	206,558	212,632
Series 2005-IQ9 Class A3, 4.54% 7/15/56	229,977	232,958
Series 2007-IQ13 Class A1, 5.05% 3/15/44	5,361	5,359
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer: - continued
Series 2007-T25 Class A1, 5.391% 11/12/49	$ 11,903	$ 11,895
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (b)(e)(g)	1,278,425	20
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (b)(e)(g)	1,922,579	3,901
Series 2006-HQ10 Class X2, 0.4922% 11/12/41 (b)(e)(g)	1,101,829	5,995
Series 2006-HQ8 Class A3, 5.4703% 3/12/44 (e)	101,251	101,880
Series 2006-T23 Class A3, 5.8123% 8/12/41 (e)	110,000	111,712
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	250,000	261,218
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	133,651	139,238
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	12,644	12,661
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3333% 9/15/21 (b)(e)	555,719	528,480
Class E, 0.5233% 9/15/21 (b)(e)	201,847	152,997
Class F, 0.5833% 9/15/21 (b)(e)	214,060	152,193
Class G, 0.6033% 9/15/21 (b)(e)	202,788	138,096
Class J, 0.8433% 9/15/21 (b)(e)	45,086	27,547
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (b)(e)	16,443	14,798
Class AP2, 1.049% 6/15/20 (b)(e)	26,799	23,583
Class F, 0.729% 6/15/20 (b)(e)	526,588	342,282
Class LXR1, 0.949% 6/15/20 (b)(e)	26,316	21,316
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	574,000	591,320
Series 2007-C30:
Class A3, 5.246% 12/15/43	185,000	186,634
Class A4, 5.305% 12/15/43	64,000	66,038
Class A5, 5.342% 12/15/43	231,000	237,797
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (e)	228,639	233,041
Class A3, 5.7424% 6/15/49 (e)	367,000	380,080
Series 2005-C22 Class F, 5.3591% 12/15/44 (b)(e)	360,000	137,211
Series 2007-C30:
Class C, 5.483% 12/15/43 (e)	648,000	278,026
Class XP, 0.437% 12/15/43 (b)(e)(g)	1,932,136	21,134
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6857% 4/15/47 (e)	$ 59,000	$ 11,027
Series 2007-C31A Class A2, 5.421% 4/15/47	697,561	713,472
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.899% 2/15/51 (e)	143,000	147,965
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,800,950)		31,259,968
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,606,500
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	920,000	934,591
Series 2011, 5.877% 3/1/19	75,000	79,574
TOTAL MUNICIPAL SECURITIES (Cost $2,498,941)		2,620,665
Foreign Government and Government Agency Obligations - 1.3%

Brazilian Federative Republic 5.625% 1/7/41	315,000	356,738
Chilean Republic:
3.25% 9/14/21	620,000	621,550
7.125% 1/11/12	460,000	463,105
New Brunswick Province 2.75% 6/15/18	1,300,000	1,342,770
Ontario Province 2.3% 5/10/16	5,320,000	5,479,563
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,043,439)		8,263,726
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $35,351)	37,000	38,801
Bank Notes - 0.3%

National City Bank, Cleveland 0.4256% 3/1/13 (e) (Cost $1,639,731)	1,729,000	1,711,833
Fixed-Income Funds - 0.7%
	Shares	Value
Fidelity Specialized High Income Central Fund (f) (Cost $4,725,943)	47,295	$ 4,667,102
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (c)(e) (Cost $82,775)	$ 183,000	127,663
Cash Equivalents - 2.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $14,269,000)	$ 14,269,055	14,269,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $601,739,891)		631,945,965
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,470,728
NET ASSETS - 100%		$ 633,416,693
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(d)

	August 2034	$ 74,172	$ (41,189)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(d)	Dec. 2034	248,360	(242,120)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(d)	Feb. 2034	806	(759)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(d)	Oct. 2034	86,512	(32,656)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(d)	Sept. 2034	74,088	(55,940)
		$ 483,938	$ (372,664)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,127,643 or 9.8% of net assets.

(c) Security is perpetual in nature with no stated maturity date.

(d) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $109,664.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$14,269,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 1,256,391
ING Financial Markets LLC	4,271,729
Mizuho Securities USA, Inc.	8,567,714
RBC Capital Markets Corp.	173,166
$ 14,269,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 80,092
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,890,796	$ 80,092	$ 1,300,150	$ 4,667,102	1.2%
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 213,404,436	$ -	$ 213,404,436	$ -
U.S. Government and Government Agency Obligations	249,173,119	-	249,173,119	-
U.S. Government Agency - Mortgage Securities	41,179,528	-	41,179,528	-
Asset-Backed Securities	50,636,051	-	48,513,987	2,122,064
Collateralized Mortgage Obligations	14,594,073	-	14,532,527	61,546
Commercial Mortgage Securities	31,259,968	-	26,723,794	4,536,174
Municipal Securities	2,620,665	-	2,620,665	-
Foreign Government and Government Agency Obligations	8,263,726	-	8,263,726	-
Supranational Obligations	38,801	-	38,801	-
Bank Notes	1,711,833	-	1,711,833	-
Fixed-Income Funds	4,667,102	4,667,102	-	-
Preferred Securities	127,663	-	127,663	-
Cash Equivalents	14,269,000	-	14,269,000	-
Total Investments in Securities:	$ 631,945,965	$ 4,667,102	$ 620,559,079	$ 6,719,784
Derivative Instruments:
Liabilities
Swap Agreements	$ (372,664)	$ -	$ -	$ (372,664)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 2,236,009
Total Realized Gain (Loss)	21,777
Total Unrealized Gain (Loss)	(66,370)
Cost of Purchases	638
Proceeds of Sales	(67,892)
Amortization/Accretion	19,225
Transfers in to Level 3	348,613
Transfers out of Level 3	(369,936)
Ending Balance	$ 2,122,064
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (66,370)
Collateralized Mortgage Obligations
Beginning Balance	$ 79,699
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(18,469)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	316
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 61,546
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (18,469)
Commercial Mortgage Securities
Beginning Balance	$ 4,416,008
Total Realized Gain (Loss)	69,118
Total Unrealized Gain (Loss)	(476,850)
Cost of Purchases	-
Proceeds of Sales	(233,056)
Amortization/Accretion	(16,576)
Transfers in to Level 3	805,617
Transfers out of Level 3	(28,087)
Ending Balance	$ 4,536,174
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (485,016)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (374,228)
Total Unrealized Gain (Loss)	1,564
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (372,664)
Realized gain (loss) on Swap Agreements for the period	$ 2,731
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2011	$ 1,564

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $616,652,088. Net unrealized appreciation aggregated $15,293,877, of which $21,315,014 related to appreciated investment securities and $6,021,137 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $483,938 representing 0.08% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

1.813053.107

AMOR-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 103.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - 51.3%
2.303% 6/1/36 (e)	$ 52	$ 54
2.322% 5/1/36 (e)	270	279
2.338% 1/1/35 (e)	357	374
2.393% 9/1/36 (e)	169	175
2.434% 8/1/35 (e)	473	498
2.435% 4/1/36 (e)	231	246
2.442% 10/1/33 (e)	79	83
2.457% 3/1/35 (e)	53	56
2.48% 11/1/36 (e)	72	77
2.503% 7/1/35 (e)	106	112
2.605% 5/1/36 (e)	99	104
2.71% 9/1/36 (e)	105	111
3% 12/1/26 (c)	2,000	2,048
3% 12/1/26 (c)	6,000	6,143
3.371% 9/1/41 (e)	369	388
3.462% 3/1/40 (e)	927	964
3.5% 11/1/25 to 9/1/26	15,799	16,452
3.5% 12/1/26 (c)	2,200	2,286
3.5% 12/1/26 (c)	2,200	2,286
3.79% 6/1/40 (e)	575	600
4% 10/1/25 to 11/1/41	77,414	80,882
4% 12/1/26 (c)	13,000	13,646
4% 12/1/26 (c)	6,181	6,489
4% 12/1/41 (c)	15,200	15,834
4% 12/1/41 (c)	7,000	7,292
4.319% 6/1/36 (e)	831	871
4.5% 4/1/18 to 11/1/41 (c)	116,067	123,336
4.5% 12/1/26 (c)	1,100	1,169
4.5% 12/1/41 (c)	14,400	15,223
4.5% 12/1/41 (c)	3,000	3,171
4.992% 7/1/35 (e)	13	14
5% 9/1/17 to 6/1/40	38,481	41,476
5% 12/1/41 (c)	1,500	1,612
5.08% 7/1/35 (e)	110	118
5.375% 10/1/36 (e)	172	183
5.5% 2/1/18 to 9/1/38	58,663	63,774
5.5% 12/1/41 (c)	9,300	10,095
5.719% 3/1/36 (e)	563	594
5.989% 9/1/36 (e)	220	237
6% 3/1/17 to 9/1/38	16,162	17,695
6.021% 8/1/46 (e)	107	117
6.039% 9/1/36 (e)	202	217
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
6.24% 9/1/37 (e)	$ 22	$ 23
6.313% 4/1/37 (e)	237	258
6.499% 12/1/36 (e)	196	213
6.5% 5/1/12 to 5/1/38	5,724	6,350
6.555% 12/1/36 (e)	283	308
6.824% 9/1/37 (e)	90	96
7% 12/1/15 to 5/1/30	2,400	2,711
7.431% 9/1/37 (e)	77	82
7.5% 8/1/22 to 9/1/32	1,362	1,554
8% 12/1/29 to 3/1/37	75	87
8.5% 1/1/16 to 7/1/31	174	200
9% 10/1/30	347	416
9.5% 7/1/16 to 8/1/22	42	48
12.5% 8/1/15 to 3/1/16	11	12
12.75% 2/1/15	2	3
13.5% 9/1/14	2	2
		449,744
Freddie Mac - 28.2%
1.847% 3/1/35 (e)	242	249
2.037% 5/1/37 (e)	136	141
2.418% 11/1/35 (e)	451	477
2.438% 6/1/37 (e)	364	379
2.473% 12/1/33 (e)	684	715
2.481% 5/1/34 (e)	17	18
2.557% 4/1/37 (e)	182	194
2.711% 6/1/33 (e)	1,132	1,192
2.795% 7/1/36 (e)	177	188
3.171% 10/1/35 (e)	73	78
4% 9/1/41	954	997
4% 10/1/41	1,903	1,999
4% 12/1/41 (c)	23,000	23,918
4% 1/1/42 (c)	23,000	23,870
4.413% 6/1/37 (e)	916	963
4.5% 7/1/25 to 10/1/41	58,039	61,503
4.5% 12/1/41 (c)	25,800	27,162
5% 7/1/33 to 9/1/40	38,558	41,449
5.138% 4/1/35 (e)	78	82
5.5% 10/1/17 to 1/1/40 (d)	24,496	26,547
5.847% 6/1/37 (e)	56	59
6% 4/1/14 to 6/1/39	11,282	12,347
6.011% 4/1/37 (e)	81	87
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.042% 3/1/36 (e)	$ 782	$ 832
6.089% 10/1/36 (e)	60	65
6.442% 12/1/36 (e)	722	783
6.5% 2/1/13 to 3/1/37	9,632	10,669
6.571% 6/1/37 (e)	38	40
6.656% 8/1/37 (e)	206	216
7% 6/1/21 to 9/1/36	3,366	3,823
7.03% 6/1/36 (e)	32	34
7.07% 2/1/37 (e)	55	60
7.22% 4/1/37 (e)	9	9
7.5% 12/1/11 to 7/1/34	5,184	5,868
8% 11/1/16 to 1/1/37	67	77
8.5% 6/1/16 to 9/1/20	13	14
9% 9/1/16 to 5/1/21	97	107
10% 1/1/16 to 5/1/19	19	21
10.5% 2/1/16	1	1
12.5% 2/1/14 to 12/1/14	3	4
13% 12/1/13 to 6/1/15	13	14
		247,251
Ginnie Mae - 23.7%
3.5% 12/1/41 (c)	6,800	7,048
3.5% 1/1/42 (c)	6,800	7,027
4% 9/15/25 to 11/15/41	18,021	19,262
4% 12/1/41 (c)	3,000	3,199
4% 12/1/41 (c)	3,000	3,199
4% 12/1/41 (c)	2,700	2,879
4% 12/1/41 (c)	300	320
4% 12/1/41 (c)	3,500	3,722
4% 1/1/42 (c)	2,700	2,871
4.5% 8/15/33 to 5/20/41	55,545	60,645
4.5% 12/1/41 (c)	900	978
4.5% 12/1/41 (c)	500	543
4.5% 12/1/41 (c)	400	435
4.5% 1/1/42 (c)	1,300	1,410
4.751% 12/20/60 (i)	13,491	14,823
4.814% 1/20/61 (i)	305	336
5% 9/20/33 to 9/15/40	33,913	37,558
5% 12/1/41 (c)	7,800	8,585
5% 12/1/41 (c)	7,800	8,585
5% 1/1/42 (c)	7,800	8,569
5.5% 10/15/33 to 9/15/39	6,156	6,897
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 1/15/36	$ 3,730	$ 4,206
6.5% 10/15/34 to 7/15/36	293	335
7% 2/15/24 to 4/20/32	2,022	2,300
7.5% 12/15/16 to 4/15/32	684	784
8% 6/15/21 to 12/15/25	313	362
8.5% 8/15/16 to 10/15/28	363	420
9% 11/20/17	1	1
10.5% 12/20/15 to 2/20/18	34	39
		207,338
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $885,471)		904,333
Asset-Backed Securities - 2.9%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.5072% 11/25/35 (e)	1,511	1,489
Aesop Funding II LLC Series 2005-4A Class A3, 0.5348% 7/20/12 (AMBAC Insured) (b)(e)	3,500	3,474
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2875% 10/6/13 (XL Capital Assurance, Inc. Insured) (e)	3,124	3,106
Series 2007-CM Class A4B, 0.3275% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	2,442	2,424
Avis Budget Rental Car Funding (AESOP) LLC Series 2007-2A Class A, 0.3948% 8/20/13 (AMBAC Insured) (b)(e)	4,930	4,876
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (e)	567	559
Series 2007-4 Class A1A, 0.4596% 9/25/37 (e)	969	922
Series 2007-5 Class 2A1, 0.3572% 9/25/47 (e)	400	389
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9622% 7/25/35 (e)	2,480	2,453
Ford Credit Auto Owner Trust Series 2007-A Class D, 7.05% 12/15/13 (b)	350	351
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(e)	83	23
Series 2004-AR2 Class B1, 3.1072% 8/25/34 (e)	796	69
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6372% 8/25/35 (e)	1,364	1,324
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	2,045	179
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-3 Class AIO, 7.1% 1/25/12 (f)	$ 2,050	$ 15
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	6,223	46
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	9,200	258
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	6,620	236
Ocala Funding LLC Series 2006-1A Class A, 1.6548% 3/20/11 (a)(b)(e)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (e)	1,591	1,550
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (e)	71	68
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	288	266
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (e)	65	0*
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6872% 5/25/35 (e)	1,995	1,113
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $31,772)		25,190
Collateralized Mortgage Obligations - 15.9%

Private Sponsor - 4.5%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.6794% 11/19/47 (b)(e)	1,364	1,360
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	842	852
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.053% 5/20/36 (e)	225	226
Banc of America Mortgage Securities, Inc.:
planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	4,022	4,020
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (e)	994	843
Series 2004-A Class 2A2, 2.8465% 2/25/34 (e)	718	610
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	459	459
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	5,143	5,226
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 1.9852% 1/28/32 (b)(e)	$ 182	$ 134
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4947% 8/27/47 (b)(e)	2,560	2,519
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	538	514
CSMC floater Series 2011-1R Class A1, 1.2447% 2/27/47 (b)(e)	3,741	3,666
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (e)	966	850
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5594% 11/20/56 (b)(e)	4,447	4,425
Granite Mortgages Series 2003-2 Class 1A3, 0.9092% 7/20/43 (e)	488	466
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.6713% 3/20/44 (e)	5,606	5,346
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4972% 4/25/36 (e)	2,131	1,044
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (e)	599	377
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (e)	2,900	1,886
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.4831% 10/15/33 (e)	2,875	2,870
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	402	424
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (e)	511	453
Series 2003-20 Class 1A1, 5.5% 7/25/33	451	456
Series 2004-21XS Class 2A3, 4.32% 12/25/34	170	168
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.7294% 3/25/35 (e)	423	167
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (e)	160	137
TOTAL PRIVATE SPONSOR		39,498
U.S. Government Agency - 11.4%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	1,450	1,520
Class PZ, 6% 2/25/24	3,168	3,753
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Guaranteed Mortgage pass-thru certificates: - continued
Series 1993-165 Class SH, 19.0043% 9/25/23 (e)(h)	$ 89	$ 117
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	557	35
Series 2009-16 Class SA, 5.9928% 3/25/24 (e)(f)(h)	1,965	172
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	7,661	1,322
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,439	138
Class HI, 4.5% 10/25/18 (f)	981	96
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,846	275
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,989	212
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	1,707	1,582
Series 339 Class 29, 5.5% 7/1/18 (f)	808	78
Series 348 Class 14, 6.5% 8/1/34 (f)	494	90
Series 351:
Class 12, 5.5% 4/1/34 (f)	373	58
Class 13, 6% 3/1/34 (f)	459	95
Series 359, Class 19 6% 7/1/35 (f)	432	68
Series 384 Class 6, 5% 7/25/37 (f)	1,950	249
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.4872% 6/25/37 (e)	5,175	5,147
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	2,419	2,673
Series 1999-32 Class PL, 6% 7/25/29	1,810	2,007
Series 1999-33 Class PK, 6% 7/25/29	1,120	1,237
Series 2001-52 Class YZ, 6.5% 10/25/31	116	133
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,310
Series 2005-73 Class SA, 16.8812% 8/25/35 (e)(h)	510	618
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,287
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,081	2,296
Series 2001-31 Class ZC, 6.5% 7/25/31	764	852
Series 2002-16 Class ZD, 6.5% 4/25/32	339	375
Series 2002-74 Class SV, 7.2928% 11/25/32 (e)	495	98
Series 2002-79 Class Z, 5.5% 11/25/22	1,128	1,234
Series 2003-80 Class CG, 6% 4/25/30	228	233
Series 2003-21 Class SK, 7.8428% 3/25/33 (e)(f)(h)	325	69
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-35:
Class BS, 6.7428% 4/25/17 (e)(f)(h)	$ 24	$ 0*
Class TQ, 7.2428% 5/25/18 (e)(f)(h)	280	37
Series 2003-42 Class SJ, 6.7928% 11/25/22 (e)(f)(h)	280	21
Series 2003-48 Class HI, 5% 11/25/17 (f)	811	46
Series 2005-104 Class NI, 6.4428% 3/25/35 (e)(f)(h)	3,947	747
Series 2006-4 Class IT, 6% 10/25/35 (f)	108	8
Series 2006-72 Class GI, 6.3228% 8/25/36 (e)(f)(h)	3,970	574
Series 2007-36 Class SG, 6.3428% 4/25/37 (e)(f)(h)	1,231	210
Series 2007-57 Class SA, 39.0767% 6/25/37 (e)(h)	1,549	2,899
Series 2007-66:
Class FB, 0.6572% 7/25/37 (e)	2,295	2,291
Class SB, 38.0567% 7/25/37 (e)(h)	423	754
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,649	160
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	1,043	129
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	542	48
Series 2009-93:
Class IC, 4.5% 9/25/24 (f)	985	84
Class SC, 5.8928% 11/25/39 (e)(f)	1,781	244
Series 2010-12 Class AI, 5% 12/25/18 (f)	2,952	338
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,983	305
Series 2010-96 Class DI, 4% 5/25/23 (f)	1,615	73
Federal National Mortgage Association Guaranteed pass-thru certifcates Series 2011-67 Class AI, 4% 7/25/26 (f)	838	88
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	4	4
Class GY, 0% 5/15/37 (e)	42	41
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,230	2,466
Series 2104 Class PG, 6% 12/15/28	689	761
Series 2162 Class PH, 6% 6/15/29	238	262
Series 70 Class C, 9% 9/15/20	50	56
sequential payer Series 2114 Class ZM, 6% 1/15/29	328	362
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	779	869
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (e)	$ 7	$ 6
Series 3222 Class HF, 0% 9/15/36 (e)	110	104
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	946	1,045
Series 2154 Class PT, 6% 5/15/29	1,388	1,533
Series 2520 Class BE, 6% 11/15/32	1,290	1,426
Series 2585 Class KS, 7.3521% 3/15/23 (e)(f)(h)	171	28
Series 2590 Class YR, 5.5% 9/15/32 (f)	52	5
Series 2802 Class OB, 6% 5/15/34	3,375	3,894
Series 2810 Class PD, 6% 6/15/33	1,514	1,584
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,252
Series 3786 Class HP, 4.5% 3/15/38	3,136	3,385
Series 3806, 4.5% 2/15/41	2,362	2,549
Series 3832, 5% 3/15/41	960	1,061
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,044	1,153
Series 2274 Class ZM, 6.5% 1/15/31	408	458
Series 2281 Class ZB, 6% 3/15/30	407	449
Series 2357 Class ZB, 6.5% 9/15/31	892	998
Series 2502 Class ZC, 6% 9/15/32	1,234	1,373
Series 2575 Class ID, 5.5% 8/15/22 (f)	28	2
Series 2817 Class SD, 6.8021% 7/15/30 (e)(f)(h)	376	27
Series 3097 Class IA, 5.5% 3/15/33 (f)	1,372	120
Series 1658 Class GZ, 7% 1/15/24	1,199	1,336
Series 2587 Class IM, 6.5% 3/15/33 (f)	624	115
Series 2844:
Class SC, 45.1887% 8/15/24 (e)(h)	46	88
Class SD, 83.2274% 8/15/24 (e)(h)	67	189
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,977	132
Series 3871 Class MS, 6.9521% 6/15/41 (e)(f)	3,261	557
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5848% 7/20/60 (e)(i)	421	413
Series 2010-H18 Class AF, 0.5215% 9/20/60 (e)(i)	447	438
Series 2010-H19 Class FG, 0.5548% 8/20/60 (e)(i)	569	558
Series 2011-H03 Class FA, 0.7548% 1/20/61 (e)(i)	10,320	10,236
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H05 Class FA, 0.7548% 12/20/60 (e)(i)	$ 1,540	$ 1,527
Series 2011-H07 Class FA, 0.7548% 2/20/61 (e)(i)	3,088	3,059
Series 2011-H12 Class FA, 0.7448% 2/20/61 (e)(i)	3,734	3,697
Series 2011-H13 Class FA, 0.7548% 4/20/61 (e)(i)	246	244
Series 2011-H14:
Class FB, 0.7548% 5/20/61 (e)(i)	1,729	1,719
Class FC, 0.7548% 5/20/61 (e)(i)	1,779	1,768
Series 2011-H17 Class FA, 0.7848% 6/20/61 (e)(i)	2,222	2,208
planned amortization Series 2011-79, 6/20/40 (g)	3,107	2,487
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,036	1,155
Series 2004-32 Class GS, 6.2498% 5/16/34 (e)(f)(h)	804	171
Series 2010-91 Class PO, 7/20/40 (g)	1,080	918
TOTAL U.S. GOVERNMENT AGENCY		99,773
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,992)		139,271
Commercial Mortgage Securities - 3.7%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.45% 2/14/43 (e)	4,300	4,406
Class PS1, 1.3848% 2/14/43 (e)(f)	9,542	138
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	319	324
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.5072% 12/25/36 (b)(e)	75	6
Series 2007-3:
Class M1, 0.5672% 7/25/37 (b)(e)	70	15
Class M2, 0.5972% 7/25/37 (b)(e)	73	14
Class M3, 0.6272% 7/25/37 (b)(e)	118	19
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2133% 5/15/35 (b)(e)(f)	6,565	167
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	$ 5,110	$ 5,283
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,339
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.7135% 6/15/39 (e)	718	724
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.8769% 7/10/38 (e)	9	9
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	562
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.8167% 6/15/49 (e)	4,140	4,318
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,212
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	240	258
Series 2007-C6 Class A2, 5.845% 7/15/40	499	506
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (e)(f)	10,035	89
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	180
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.3333% 9/15/21 (b)(e)	2,396	2,279
Series 2007-C31A Class A2, 5.421% 4/15/47	810	828
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 5.899% 2/15/51 (e)	1,470	1,559
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,505)		32,235
Cash Equivalents - 2.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $18,622)	$ 18,622	$ 18,622
TOTAL INVESTMENT PORTFOLIO - 127.8% (Cost $1,103,362)		1,119,651
NET OTHER ASSETS (LIABILITIES) - (27.8)%		(243,418)
NET ASSETS - 100%		$ 876,233
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	$ (5,100)	(5,299)
3.5% 12/1/26	(2,200)	(2,286)
3.5% 12/1/26	(11,000)	(11,425)
4% 12/1/26	(6,800)	(7,138)
4% 12/1/26	(6,200)	(6,508)
4% 12/1/41	(1,000)	(1,042)
4% 12/1/41	(500)	(521)
4% 12/1/41	(1,000)	(1,042)
4.5% 12/1/41	(1,000)	(1,057)
4.5% 12/1/41	(800)	(846)
4.5% 12/1/41	(300)	(317)
5% 12/1/41	(4,600)	(4,944)
6% 12/1/41	(4,200)	(4,604)
6% 12/1/41	(3,000)	(3,288)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(50,317)
Freddie Mac
4% 12/1/41	(23,000)	(23,918)
4.5% 12/1/41	(400)	(421)
4.5% 12/1/41	(4,500)	(4,738)
5.5% 12/1/41	(2,000)	(2,159)
TOTAL FREDDIE MAC		(31,236)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 12/1/41	$ (6,800)	$ (7,048)
4% 12/1/41	(3,000)	(3,199)
4% 12/1/41	(300)	(320)
4% 12/1/41	(2,700)	(2,879)
4% 12/1/41	(200)	(213)
4% 12/1/41	(2,700)	(2,879)
4% 12/1/41	(300)	(320)
4.5% 12/1/41	(100)	(109)
4.5% 12/1/41	(1,300)	(1,412)
4.5% 12/1/41	(400)	(435)
4.5% 1/1/42	(100)	(108)
5% 12/1/41	(7,800)	(8,585)
5% 12/1/41	(7,800)	(8,585)
5% 1/1/42	(900)	(989)
TOTAL GINNIE MAE		(37,081)
TOTAL TBA SALE COMMITMENTS (Proceeds $118,449)		$ (118,634)
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.59375% with Credit Suisse First Boston	August 2013	$ 9,000	(9)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.85% with Credit Suisse First Boston	August 2021	4,500	(307)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.095% with JPMorgan Chase, Inc.	July 2021	5,000	(463)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(641)
		$ 21,400	$ (1,420)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,379,000 or 3.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $732,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,622,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 1,640
ING Financial Markets LLC	5,575
Mizuho Securities USA, Inc.	11,181
RBC Capital Markets Corp.	226
$ 18,622
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 904,333	$ -	$ 904,333	$ -
Asset-Backed Securities	25,190	-	25,098	92
Collateralized Mortgage Obligations	139,271	-	139,104	167
Commercial Mortgage Securities	32,235	-	32,181	54
Cash Equivalents	18,622	-	18,622	-
Total Investments in Securities:	$ 1,119,651	$ -	$ 1,119,338	$ 313
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,420)	$ -	$ (1,420)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (118,634)	$ -	$ (118,634)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 184
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6
Cost of Purchases	-
Proceeds of Sales	(21)
Amortization/Accretion	(31)
Transfers in to Level 3	175
Transfers out of Level 3	-
Ending Balance	$ 313
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ 6

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,103,364,000. Net unrealized appreciation aggregated $16,287,000, of which $28,288,000 related to appreciated investment securities and $12,001,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mortgage Securities Fund

(A Class of Fidelity Advisor®
Mortgage Securities Fund)

November 30, 2011

1.813258.107

MOR-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 103.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - 51.3%
2.303% 6/1/36 (e)	$ 52	$ 54
2.322% 5/1/36 (e)	270	279
2.338% 1/1/35 (e)	357	374
2.393% 9/1/36 (e)	169	175
2.434% 8/1/35 (e)	473	498
2.435% 4/1/36 (e)	231	246
2.442% 10/1/33 (e)	79	83
2.457% 3/1/35 (e)	53	56
2.48% 11/1/36 (e)	72	77
2.503% 7/1/35 (e)	106	112
2.605% 5/1/36 (e)	99	104
2.71% 9/1/36 (e)	105	111
3% 12/1/26 (c)	2,000	2,048
3% 12/1/26 (c)	6,000	6,143
3.371% 9/1/41 (e)	369	388
3.462% 3/1/40 (e)	927	964
3.5% 11/1/25 to 9/1/26	15,799	16,452
3.5% 12/1/26 (c)	2,200	2,286
3.5% 12/1/26 (c)	2,200	2,286
3.79% 6/1/40 (e)	575	600
4% 10/1/25 to 11/1/41	77,414	80,882
4% 12/1/26 (c)	13,000	13,646
4% 12/1/26 (c)	6,181	6,489
4% 12/1/41 (c)	15,200	15,834
4% 12/1/41 (c)	7,000	7,292
4.319% 6/1/36 (e)	831	871
4.5% 4/1/18 to 11/1/41 (c)	116,067	123,336
4.5% 12/1/26 (c)	1,100	1,169
4.5% 12/1/41 (c)	14,400	15,223
4.5% 12/1/41 (c)	3,000	3,171
4.992% 7/1/35 (e)	13	14
5% 9/1/17 to 6/1/40	38,481	41,476
5% 12/1/41 (c)	1,500	1,612
5.08% 7/1/35 (e)	110	118
5.375% 10/1/36 (e)	172	183
5.5% 2/1/18 to 9/1/38	58,663	63,774
5.5% 12/1/41 (c)	9,300	10,095
5.719% 3/1/36 (e)	563	594
5.989% 9/1/36 (e)	220	237
6% 3/1/17 to 9/1/38	16,162	17,695
6.021% 8/1/46 (e)	107	117
6.039% 9/1/36 (e)	202	217
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
6.24% 9/1/37 (e)	$ 22	$ 23
6.313% 4/1/37 (e)	237	258
6.499% 12/1/36 (e)	196	213
6.5% 5/1/12 to 5/1/38	5,724	6,350
6.555% 12/1/36 (e)	283	308
6.824% 9/1/37 (e)	90	96
7% 12/1/15 to 5/1/30	2,400	2,711
7.431% 9/1/37 (e)	77	82
7.5% 8/1/22 to 9/1/32	1,362	1,554
8% 12/1/29 to 3/1/37	75	87
8.5% 1/1/16 to 7/1/31	174	200
9% 10/1/30	347	416
9.5% 7/1/16 to 8/1/22	42	48
12.5% 8/1/15 to 3/1/16	11	12
12.75% 2/1/15	2	3
13.5% 9/1/14	2	2
		449,744
Freddie Mac - 28.2%
1.847% 3/1/35 (e)	242	249
2.037% 5/1/37 (e)	136	141
2.418% 11/1/35 (e)	451	477
2.438% 6/1/37 (e)	364	379
2.473% 12/1/33 (e)	684	715
2.481% 5/1/34 (e)	17	18
2.557% 4/1/37 (e)	182	194
2.711% 6/1/33 (e)	1,132	1,192
2.795% 7/1/36 (e)	177	188
3.171% 10/1/35 (e)	73	78
4% 9/1/41	954	997
4% 10/1/41	1,903	1,999
4% 12/1/41 (c)	23,000	23,918
4% 1/1/42 (c)	23,000	23,870
4.413% 6/1/37 (e)	916	963
4.5% 7/1/25 to 10/1/41	58,039	61,503
4.5% 12/1/41 (c)	25,800	27,162
5% 7/1/33 to 9/1/40	38,558	41,449
5.138% 4/1/35 (e)	78	82
5.5% 10/1/17 to 1/1/40 (d)	24,496	26,547
5.847% 6/1/37 (e)	56	59
6% 4/1/14 to 6/1/39	11,282	12,347
6.011% 4/1/37 (e)	81	87
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.042% 3/1/36 (e)	$ 782	$ 832
6.089% 10/1/36 (e)	60	65
6.442% 12/1/36 (e)	722	783
6.5% 2/1/13 to 3/1/37	9,632	10,669
6.571% 6/1/37 (e)	38	40
6.656% 8/1/37 (e)	206	216
7% 6/1/21 to 9/1/36	3,366	3,823
7.03% 6/1/36 (e)	32	34
7.07% 2/1/37 (e)	55	60
7.22% 4/1/37 (e)	9	9
7.5% 12/1/11 to 7/1/34	5,184	5,868
8% 11/1/16 to 1/1/37	67	77
8.5% 6/1/16 to 9/1/20	13	14
9% 9/1/16 to 5/1/21	97	107
10% 1/1/16 to 5/1/19	19	21
10.5% 2/1/16	1	1
12.5% 2/1/14 to 12/1/14	3	4
13% 12/1/13 to 6/1/15	13	14
		247,251
Ginnie Mae - 23.7%
3.5% 12/1/41 (c)	6,800	7,048
3.5% 1/1/42 (c)	6,800	7,027
4% 9/15/25 to 11/15/41	18,021	19,262
4% 12/1/41 (c)	3,000	3,199
4% 12/1/41 (c)	3,000	3,199
4% 12/1/41 (c)	2,700	2,879
4% 12/1/41 (c)	300	320
4% 12/1/41 (c)	3,500	3,722
4% 1/1/42 (c)	2,700	2,871
4.5% 8/15/33 to 5/20/41	55,545	60,645
4.5% 12/1/41 (c)	900	978
4.5% 12/1/41 (c)	500	543
4.5% 12/1/41 (c)	400	435
4.5% 1/1/42 (c)	1,300	1,410
4.751% 12/20/60 (i)	13,491	14,823
4.814% 1/20/61 (i)	305	336
5% 9/20/33 to 9/15/40	33,913	37,558
5% 12/1/41 (c)	7,800	8,585
5% 12/1/41 (c)	7,800	8,585
5% 1/1/42 (c)	7,800	8,569
5.5% 10/15/33 to 9/15/39	6,156	6,897
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 1/15/36	$ 3,730	$ 4,206
6.5% 10/15/34 to 7/15/36	293	335
7% 2/15/24 to 4/20/32	2,022	2,300
7.5% 12/15/16 to 4/15/32	684	784
8% 6/15/21 to 12/15/25	313	362
8.5% 8/15/16 to 10/15/28	363	420
9% 11/20/17	1	1
10.5% 12/20/15 to 2/20/18	34	39
		207,338
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $885,471)		904,333
Asset-Backed Securities - 2.9%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.5072% 11/25/35 (e)	1,511	1,489
Aesop Funding II LLC Series 2005-4A Class A3, 0.5348% 7/20/12 (AMBAC Insured) (b)(e)	3,500	3,474
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2875% 10/6/13 (XL Capital Assurance, Inc. Insured) (e)	3,124	3,106
Series 2007-CM Class A4B, 0.3275% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	2,442	2,424
Avis Budget Rental Car Funding (AESOP) LLC Series 2007-2A Class A, 0.3948% 8/20/13 (AMBAC Insured) (b)(e)	4,930	4,876
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (e)	567	559
Series 2007-4 Class A1A, 0.4596% 9/25/37 (e)	969	922
Series 2007-5 Class 2A1, 0.3572% 9/25/47 (e)	400	389
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9622% 7/25/35 (e)	2,480	2,453
Ford Credit Auto Owner Trust Series 2007-A Class D, 7.05% 12/15/13 (b)	350	351
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(e)	83	23
Series 2004-AR2 Class B1, 3.1072% 8/25/34 (e)	796	69
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6372% 8/25/35 (e)	1,364	1,324
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	2,045	179
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-3 Class AIO, 7.1% 1/25/12 (f)	$ 2,050	$ 15
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	6,223	46
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	9,200	258
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	6,620	236
Ocala Funding LLC Series 2006-1A Class A, 1.6548% 3/20/11 (a)(b)(e)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (e)	1,591	1,550
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (e)	71	68
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	288	266
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (e)	65	0*
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6872% 5/25/35 (e)	1,995	1,113
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $31,772)		25,190
Collateralized Mortgage Obligations - 15.9%

Private Sponsor - 4.5%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.6794% 11/19/47 (b)(e)	1,364	1,360
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	842	852
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.053% 5/20/36 (e)	225	226
Banc of America Mortgage Securities, Inc.:
planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	4,022	4,020
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (e)	994	843
Series 2004-A Class 2A2, 2.8465% 2/25/34 (e)	718	610
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	459	459
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	5,143	5,226
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 1.9852% 1/28/32 (b)(e)	$ 182	$ 134
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4947% 8/27/47 (b)(e)	2,560	2,519
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	538	514
CSMC floater Series 2011-1R Class A1, 1.2447% 2/27/47 (b)(e)	3,741	3,666
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (e)	966	850
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5594% 11/20/56 (b)(e)	4,447	4,425
Granite Mortgages Series 2003-2 Class 1A3, 0.9092% 7/20/43 (e)	488	466
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.6713% 3/20/44 (e)	5,606	5,346
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4972% 4/25/36 (e)	2,131	1,044
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (e)	599	377
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (e)	2,900	1,886
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.4831% 10/15/33 (e)	2,875	2,870
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	402	424
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (e)	511	453
Series 2003-20 Class 1A1, 5.5% 7/25/33	451	456
Series 2004-21XS Class 2A3, 4.32% 12/25/34	170	168
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.7294% 3/25/35 (e)	423	167
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (e)	160	137
TOTAL PRIVATE SPONSOR		39,498
U.S. Government Agency - 11.4%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	1,450	1,520
Class PZ, 6% 2/25/24	3,168	3,753
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Guaranteed Mortgage pass-thru certificates: - continued
Series 1993-165 Class SH, 19.0043% 9/25/23 (e)(h)	$ 89	$ 117
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	557	35
Series 2009-16 Class SA, 5.9928% 3/25/24 (e)(f)(h)	1,965	172
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	7,661	1,322
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,439	138
Class HI, 4.5% 10/25/18 (f)	981	96
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,846	275
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,989	212
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	1,707	1,582
Series 339 Class 29, 5.5% 7/1/18 (f)	808	78
Series 348 Class 14, 6.5% 8/1/34 (f)	494	90
Series 351:
Class 12, 5.5% 4/1/34 (f)	373	58
Class 13, 6% 3/1/34 (f)	459	95
Series 359, Class 19 6% 7/1/35 (f)	432	68
Series 384 Class 6, 5% 7/25/37 (f)	1,950	249
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.4872% 6/25/37 (e)	5,175	5,147
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	2,419	2,673
Series 1999-32 Class PL, 6% 7/25/29	1,810	2,007
Series 1999-33 Class PK, 6% 7/25/29	1,120	1,237
Series 2001-52 Class YZ, 6.5% 10/25/31	116	133
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,310
Series 2005-73 Class SA, 16.8812% 8/25/35 (e)(h)	510	618
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,287
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,081	2,296
Series 2001-31 Class ZC, 6.5% 7/25/31	764	852
Series 2002-16 Class ZD, 6.5% 4/25/32	339	375
Series 2002-74 Class SV, 7.2928% 11/25/32 (e)	495	98
Series 2002-79 Class Z, 5.5% 11/25/22	1,128	1,234
Series 2003-80 Class CG, 6% 4/25/30	228	233
Series 2003-21 Class SK, 7.8428% 3/25/33 (e)(f)(h)	325	69
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-35:
Class BS, 6.7428% 4/25/17 (e)(f)(h)	$ 24	$ 0*
Class TQ, 7.2428% 5/25/18 (e)(f)(h)	280	37
Series 2003-42 Class SJ, 6.7928% 11/25/22 (e)(f)(h)	280	21
Series 2003-48 Class HI, 5% 11/25/17 (f)	811	46
Series 2005-104 Class NI, 6.4428% 3/25/35 (e)(f)(h)	3,947	747
Series 2006-4 Class IT, 6% 10/25/35 (f)	108	8
Series 2006-72 Class GI, 6.3228% 8/25/36 (e)(f)(h)	3,970	574
Series 2007-36 Class SG, 6.3428% 4/25/37 (e)(f)(h)	1,231	210
Series 2007-57 Class SA, 39.0767% 6/25/37 (e)(h)	1,549	2,899
Series 2007-66:
Class FB, 0.6572% 7/25/37 (e)	2,295	2,291
Class SB, 38.0567% 7/25/37 (e)(h)	423	754
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,649	160
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	1,043	129
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	542	48
Series 2009-93:
Class IC, 4.5% 9/25/24 (f)	985	84
Class SC, 5.8928% 11/25/39 (e)(f)	1,781	244
Series 2010-12 Class AI, 5% 12/25/18 (f)	2,952	338
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,983	305
Series 2010-96 Class DI, 4% 5/25/23 (f)	1,615	73
Federal National Mortgage Association Guaranteed pass-thru certifcates Series 2011-67 Class AI, 4% 7/25/26 (f)	838	88
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	4	4
Class GY, 0% 5/15/37 (e)	42	41
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,230	2,466
Series 2104 Class PG, 6% 12/15/28	689	761
Series 2162 Class PH, 6% 6/15/29	238	262
Series 70 Class C, 9% 9/15/20	50	56
sequential payer Series 2114 Class ZM, 6% 1/15/29	328	362
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	779	869
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (e)	$ 7	$ 6
Series 3222 Class HF, 0% 9/15/36 (e)	110	104
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	946	1,045
Series 2154 Class PT, 6% 5/15/29	1,388	1,533
Series 2520 Class BE, 6% 11/15/32	1,290	1,426
Series 2585 Class KS, 7.3521% 3/15/23 (e)(f)(h)	171	28
Series 2590 Class YR, 5.5% 9/15/32 (f)	52	5
Series 2802 Class OB, 6% 5/15/34	3,375	3,894
Series 2810 Class PD, 6% 6/15/33	1,514	1,584
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,252
Series 3786 Class HP, 4.5% 3/15/38	3,136	3,385
Series 3806, 4.5% 2/15/41	2,362	2,549
Series 3832, 5% 3/15/41	960	1,061
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,044	1,153
Series 2274 Class ZM, 6.5% 1/15/31	408	458
Series 2281 Class ZB, 6% 3/15/30	407	449
Series 2357 Class ZB, 6.5% 9/15/31	892	998
Series 2502 Class ZC, 6% 9/15/32	1,234	1,373
Series 2575 Class ID, 5.5% 8/15/22 (f)	28	2
Series 2817 Class SD, 6.8021% 7/15/30 (e)(f)(h)	376	27
Series 3097 Class IA, 5.5% 3/15/33 (f)	1,372	120
Series 1658 Class GZ, 7% 1/15/24	1,199	1,336
Series 2587 Class IM, 6.5% 3/15/33 (f)	624	115
Series 2844:
Class SC, 45.1887% 8/15/24 (e)(h)	46	88
Class SD, 83.2274% 8/15/24 (e)(h)	67	189
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,977	132
Series 3871 Class MS, 6.9521% 6/15/41 (e)(f)	3,261	557
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5848% 7/20/60 (e)(i)	421	413
Series 2010-H18 Class AF, 0.5215% 9/20/60 (e)(i)	447	438
Series 2010-H19 Class FG, 0.5548% 8/20/60 (e)(i)	569	558
Series 2011-H03 Class FA, 0.7548% 1/20/61 (e)(i)	10,320	10,236
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H05 Class FA, 0.7548% 12/20/60 (e)(i)	$ 1,540	$ 1,527
Series 2011-H07 Class FA, 0.7548% 2/20/61 (e)(i)	3,088	3,059
Series 2011-H12 Class FA, 0.7448% 2/20/61 (e)(i)	3,734	3,697
Series 2011-H13 Class FA, 0.7548% 4/20/61 (e)(i)	246	244
Series 2011-H14:
Class FB, 0.7548% 5/20/61 (e)(i)	1,729	1,719
Class FC, 0.7548% 5/20/61 (e)(i)	1,779	1,768
Series 2011-H17 Class FA, 0.7848% 6/20/61 (e)(i)	2,222	2,208
planned amortization Series 2011-79, 6/20/40 (g)	3,107	2,487
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,036	1,155
Series 2004-32 Class GS, 6.2498% 5/16/34 (e)(f)(h)	804	171
Series 2010-91 Class PO, 7/20/40 (g)	1,080	918
TOTAL U.S. GOVERNMENT AGENCY		99,773
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,992)		139,271
Commercial Mortgage Securities - 3.7%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.45% 2/14/43 (e)	4,300	4,406
Class PS1, 1.3848% 2/14/43 (e)(f)	9,542	138
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	319	324
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.5072% 12/25/36 (b)(e)	75	6
Series 2007-3:
Class M1, 0.5672% 7/25/37 (b)(e)	70	15
Class M2, 0.5972% 7/25/37 (b)(e)	73	14
Class M3, 0.6272% 7/25/37 (b)(e)	118	19
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2133% 5/15/35 (b)(e)(f)	6,565	167
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	$ 5,110	$ 5,283
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,339
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.7135% 6/15/39 (e)	718	724
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.8769% 7/10/38 (e)	9	9
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	562
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.8167% 6/15/49 (e)	4,140	4,318
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,212
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	240	258
Series 2007-C6 Class A2, 5.845% 7/15/40	499	506
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (e)(f)	10,035	89
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	180
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.3333% 9/15/21 (b)(e)	2,396	2,279
Series 2007-C31A Class A2, 5.421% 4/15/47	810	828
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 5.899% 2/15/51 (e)	1,470	1,559
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,505)		32,235
Cash Equivalents - 2.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $18,622)	$ 18,622	$ 18,622
TOTAL INVESTMENT PORTFOLIO - 127.8% (Cost $1,103,362)		1,119,651
NET OTHER ASSETS (LIABILITIES) - (27.8)%		(243,418)
NET ASSETS - 100%		$ 876,233
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	$ (5,100)	(5,299)
3.5% 12/1/26	(2,200)	(2,286)
3.5% 12/1/26	(11,000)	(11,425)
4% 12/1/26	(6,800)	(7,138)
4% 12/1/26	(6,200)	(6,508)
4% 12/1/41	(1,000)	(1,042)
4% 12/1/41	(500)	(521)
4% 12/1/41	(1,000)	(1,042)
4.5% 12/1/41	(1,000)	(1,057)
4.5% 12/1/41	(800)	(846)
4.5% 12/1/41	(300)	(317)
5% 12/1/41	(4,600)	(4,944)
6% 12/1/41	(4,200)	(4,604)
6% 12/1/41	(3,000)	(3,288)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(50,317)
Freddie Mac
4% 12/1/41	(23,000)	(23,918)
4.5% 12/1/41	(400)	(421)
4.5% 12/1/41	(4,500)	(4,738)
5.5% 12/1/41	(2,000)	(2,159)
TOTAL FREDDIE MAC		(31,236)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 12/1/41	$ (6,800)	$ (7,048)
4% 12/1/41	(3,000)	(3,199)
4% 12/1/41	(300)	(320)
4% 12/1/41	(2,700)	(2,879)
4% 12/1/41	(200)	(213)
4% 12/1/41	(2,700)	(2,879)
4% 12/1/41	(300)	(320)
4.5% 12/1/41	(100)	(109)
4.5% 12/1/41	(1,300)	(1,412)
4.5% 12/1/41	(400)	(435)
4.5% 1/1/42	(100)	(108)
5% 12/1/41	(7,800)	(8,585)
5% 12/1/41	(7,800)	(8,585)
5% 1/1/42	(900)	(989)
TOTAL GINNIE MAE		(37,081)
TOTAL TBA SALE COMMITMENTS (Proceeds $118,449)		$ (118,634)
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.59375% with Credit Suisse First Boston	August 2013	$ 9,000	(9)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.85% with Credit Suisse First Boston	August 2021	4,500	(307)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.095% with JPMorgan Chase, Inc.	July 2021	5,000	(463)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(641)
		$ 21,400	$ (1,420)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,379,000 or 3.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $732,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,622,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 1,640
ING Financial Markets LLC	5,575
Mizuho Securities USA, Inc.	11,181
RBC Capital Markets Corp.	226
$ 18,622
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 904,333	$ -	$ 904,333	$ -
Asset-Backed Securities	25,190	-	25,098	92
Collateralized Mortgage Obligations	139,271	-	139,104	167
Commercial Mortgage Securities	32,235	-	32,181	54
Cash Equivalents	18,622	-	18,622	-
Total Investments in Securities:	$ 1,119,651	$ -	$ 1,119,338	$ 313
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,420)	$ -	$ (1,420)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (118,634)	$ -	$ (118,634)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 184
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6
Cost of Purchases	-
Proceeds of Sales	(21)
Amortization/Accretion	(31)
Transfers in to Level 3	175
Transfers out of Level 3	-
Ending Balance	$ 313
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ 6

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,103,364,000. Net unrealized appreciation aggregated $16,287,000, of which $28,288,000 related to appreciated investment securities and $12,001,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

1.813055.107

SFI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,149,000	$ 1,248,075
Automobiles - 0.3%
Daimler Finance North America LLC:
1.875% 9/15/14 (c)	1,270,000	1,250,286
1.95% 3/28/14 (c)	3,076,000	3,044,502
		4,294,788
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,024,951
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,611,181
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,219,981
3.65% 4/30/15	1,310,000	1,373,422
News America, Inc. 5.3% 12/15/14	2,007,000	2,203,983
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,604,337
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,989,036
		13,001,940
Multiline Retail - 0.0%
Target Corp. 1.125% 7/18/14	577,000	580,861
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	1,224,000	1,281,532
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 1.245% 8/23/13 (f)	763,000	763,011
TOTAL CONSUMER DISCRETIONARY		22,195,158
CONSUMER STAPLES - 1.6%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	1,611,000	1,622,706
2.5% 3/26/13	2,054,000	2,095,068
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,273,053
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,916,034
FBG Finance Ltd. 5.125% 6/15/15 (c)	1,054,000	1,148,724
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,381,319
		9,436,904
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,666,366
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (c)	$ 500,000	$ 522,531
General Mills, Inc. 1.55% 5/16/14	1,200,000	1,208,792
Kraft Foods, Inc. 2.625% 5/8/13	2,575,000	2,628,223
		4,359,546
Household Products - 0.2%
Procter & Gamble Co. 0.7% 8/15/14	2,540,000	2,550,444
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	2,300,000	2,485,470
8.5% 11/10/13	1,000,000	1,134,586
		3,620,056
TOTAL CONSUMER STAPLES		21,633,316
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
BG Energy Capital PLC 2.875% 10/15/16 (c)	1,350,000	1,372,019
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,451,869
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,267,422
Enterprise Products Operating LP:
4.6% 8/1/12	1,896,000	1,928,050
5.65% 4/1/13	1,227,000	1,288,779
Gazstream SA 5.625% 7/22/13 (c)	619,473	631,862
Marathon Petroleum Corp. 3.5% 3/1/16	1,050,000	1,051,357
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,400,000	1,414,000
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,167,656
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,840,421
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (c)	704,000	717,200
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	1,922,000	2,033,899
Southeast Supply Header LLC 4.85% 8/15/14 (c)	1,835,000	1,957,211
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	318,105
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,232,870
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,696,507
		23,369,227
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 16.8%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 2,000,000	$ 1,929,150
5.25% 10/15/13	5,117,000	5,202,039
HSBC Bank PLC 3.1% 5/24/16 (c)	1,210,000	1,204,184
JPMorgan Chase & Co. 1.2156% 1/24/14 (f)	2,500,000	2,468,305
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	938,692
Morgan Stanley:
2.875% 1/24/14	1,200,000	1,129,321
2.875% 7/28/14	1,406,000	1,302,901
6% 5/13/14	2,690,000	2,674,393
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	2,400,000	2,353,706
State Street Corp. 4.3% 5/30/14	1,110,000	1,189,035
The Bank of New York Mellon Corp.:
1.7% 11/24/14	1,310,000	1,312,359
4.3% 5/15/14	1,840,000	1,969,799
UBS AG Stamford Branch 2.25% 1/28/14	2,500,000	2,449,725
		26,123,609
Commercial Banks - 6.1%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	1,210,000	1,218,148
Bank of Montreal 2.125% 6/28/13	2,670,000	2,725,790
Bank of Nova Scotia 2.25% 1/22/13	3,800,000	3,853,333
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (c)	1,928,000	1,953,278
Barclays Bank PLC 2.375% 1/13/14	3,080,000	3,007,759
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,091,870
Commonwealth Bank of Australia 2.125% 3/17/14 (c)	1,210,000	1,206,986
Credit Suisse New York Branch:
1.3608% 1/14/14 (f)	1,400,000	1,362,795
2.2% 1/14/14	3,082,000	3,035,289
Danske Bank A/S 1.4508% 4/14/14 (c)(f)	1,800,000	1,732,336
DBS Bank Ltd. (Singapore) 0.6806% 5/16/17 (c)(f)	147,614	144,662
Fifth Third Bancorp 3.625% 1/25/16	673,000	674,494
ING Bank NV 2.65% 1/14/13 (c)	2,540,000	2,534,237
KeyBank NA 5.8% 7/1/14	1,333,000	1,423,129
Nordea Bank AB 1.75% 10/4/13 (c)	1,830,000	1,803,697
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,774,241
3.625% 2/8/15	1,445,000	1,508,097
Rabobank (Netherlands) NV 1.85% 1/10/14	6,185,000	6,209,338
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,267,500
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Canada:
0.7031% 4/17/14 (f)	$ 1,400,000	$ 1,387,096
1.125% 1/15/14	1,720,000	1,721,034
1.45% 10/30/14	1,165,000	1,163,479
Royal Bank of Scotland PLC 1.5% 3/30/12 (c)	3,080,000	3,088,405
Santander US Debt SA Unipersonal 2.485% 1/18/13 (c)	2,370,000	2,295,847
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (c)	2,400,000	2,425,015
SunTrust Banks, Inc. 3.6% 4/15/16	1,025,000	1,027,597
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	4,282,000	4,333,988
The Toronto Dominion Bank:
0.8875% 11/1/13 (f)	1,400,000	1,404,285
1.375% 7/14/14	3,000,000	3,019,911
U.S. Bancorp:
1.375% 9/13/13	1,038,000	1,044,670
4.2% 5/15/14	1,770,000	1,892,211
Union Bank NA 2.125% 12/16/13	3,642,000	3,675,816
Wachovia Bank NA 0.8117% 11/3/14 (f)	1,820,000	1,732,403
Wells Fargo & Co.:
3.625% 4/15/15	2,400,000	2,507,314
4.375% 1/31/13	5,106,000	5,284,516
Westpac Banking Corp.:
1.0986% 3/31/14 (c)(f)	1,300,000	1,303,654
1.85% 12/9/13	1,889,000	1,902,465
2.1% 8/2/13	581,000	585,083
		81,321,768
Consumer Finance - 2.9%
American Express Credit Corp. 2.75% 9/15/15	3,500,000	3,464,437
American Honda Finance Corp. 2.375% 3/18/13 (c)	550,000	558,162
Capital One Financial Corp.:
2.125% 7/15/14	2,639,000	2,599,257
7.375% 5/23/14	2,500,000	2,733,433
Caterpillar Financial Services Corp.:
1.375% 5/20/14	2,050,000	2,079,239
2% 4/5/13	979,000	996,934
2.75% 6/24/15	701,000	725,630
General Electric Capital Corp.:
1.875% 9/16/13	4,178,000	4,212,155
2.1% 1/7/14	6,721,000	6,762,657
2.25% 11/9/15	1,650,000	1,633,668
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
5.4% 9/20/13	$ 6,698,000	$ 7,145,855
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,225,550
John Deere Capital Corp.:
0.7878% 10/4/13 (f)	1,350,000	1,352,280
1.875% 6/17/13	2,143,000	2,182,390
		37,671,647
Diversified Financial Services - 3.8%
BB&T Corp. 2.05% 4/28/14	2,710,000	2,744,016
BNP Paribas 2.125% 12/21/12	2,030,000	1,980,588
BP Capital Markets PLC:
0.9368% 3/11/14 (f)	1,210,000	1,208,335
2.248% 11/1/16	1,320,000	1,315,240
3.125% 3/10/12	1,831,000	1,842,532
Citigroup, Inc.:
1.3021% 4/1/14 (f)	500,000	481,177
1.8475% 1/13/14 (f)	3,558,000	3,473,362
2.4528% 8/13/13 (f)	650,000	645,999
5.125% 5/5/14	1,628,000	1,664,234
5.5% 4/11/13	1,350,000	1,382,755
6.375% 8/12/14	2,900,000	3,054,959
6.5% 8/19/13	1,733,000	1,803,381
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,224,526
Export Development Canada 1.5% 5/15/14	800,000	818,209
Iberbond 2004 PLC 4.826% 12/24/17 (i)	1,268,970	1,230,901
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,036,825
3.7% 1/20/15	5,780,000	5,895,184
MassMutual Global Funding II:
0.7808% 1/14/14 (c)(f)	1,742,000	1,741,899
3.625% 7/16/12 (c)	800,000	812,307
Metlife Institutional Funding II 1.2743% 4/4/14 (c)(f)	1,000,000	997,520
New York Life Global Funding:
2.25% 12/14/12 (c)	1,200,000	1,218,170
5.25% 10/16/12 (c)	2,280,000	2,374,973
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)	270,000	247,050
Pricoa Global Funding I 5.45% 6/11/14 (c)	1,150,000	1,245,543
USAA Capital Corp. 3.5% 7/17/14 (c)	1,798,000	1,894,871
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Volkswagen International Finance NV 1.875% 4/1/14 (c)	$ 2,300,000	$ 2,303,271
Whirlpool Corp. 8% 5/1/12	1,220,000	1,253,940
		50,891,767
Insurance - 1.0%
American International Group, Inc. 4.25% 9/15/14	1,870,000	1,807,323
Berkshire Hathaway, Inc.:
1.1572% 8/15/14 (f)	1,400,000	1,407,536
2.125% 2/11/13	2,570,000	2,611,909
Metropolitan Life Global Funding I:
2.5% 1/11/13 (c)	4,359,000	4,415,057
2.5% 9/29/15 (c)	1,000,000	995,434
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,877,066
		13,114,325
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 6.125% 11/1/12	621,000	645,219
Equity One, Inc.:
5.375% 10/15/15	144,000	147,765
6.25% 12/15/14	1,200,000	1,262,064
		2,055,048
Real Estate Management & Development - 0.3%
Liberty Property LP 6.375% 8/15/12	1,358,000	1,391,829
Simon Property Group LP:
4.2% 2/1/15	484,000	511,430
5.3% 5/30/13	1,511,000	1,586,881
Tanger Properties LP 6.15% 11/15/15	404,000	445,997
		3,936,137
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
1.9411% 7/11/14 (f)	2,780,000	2,451,721
3.7% 9/1/15	960,000	859,718
4.9% 5/1/13	3,690,000	3,669,683
		6,981,122
TOTAL FINANCIALS		222,095,423
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	$ 1,300,000	$ 1,300,767
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 2.75% 11/21/14 (c)	1,970,000	1,989,808
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,822,228
		3,812,036
Pharmaceuticals - 0.4%
Sanofi SA 1.2% 9/30/14	920,000	924,434
Sanofi-aventis 2.625% 3/29/16	1,263,000	1,305,221
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,215,265
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	1,300,000	1,302,737
Wyeth 5.5% 2/1/14	703,000	772,731
		5,520,388
TOTAL HEALTH CARE		10,633,191
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	1,500,000	1,586,591
6.4% 12/15/11 (c)	1,320,000	1,321,857
Raytheon Co. 1.4% 12/15/14	429,000	429,938
		3,338,386
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,031,894
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	1,330,000	1,346,221
TOTAL INDUSTRIALS		7,716,501
INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.2%
International Business Machines Corp. 1.95% 7/22/16	1,621,000	1,648,687
The Western Union Co. 0.9128% 3/7/13 (f)	1,220,000	1,221,202
		2,869,889
Office Electronics - 0.4%
Xerox Corp. 1.2806% 5/16/14 (f)	5,738,000	5,675,949
TOTAL INFORMATION TECHNOLOGY		8,545,838
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.9%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	$ 4,852,000	$ 4,975,779
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (c)	2,400,000	2,397,679
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	1,970,000	1,969,368
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (c)	700,000	732,867
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,652,467
		6,752,381
TOTAL MATERIALS		11,728,160
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	819,548
AT&T, Inc.:
2.5% 8/15/15	2,320,000	2,384,814
2.95% 5/15/16	1,200,000	1,239,650
4.95% 1/15/13	2,327,000	2,429,400
6.7% 11/15/13	470,000	519,166
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	1,209,000	1,202,107
France Telecom SA 4.375% 7/8/14	1,491,000	1,580,135
Qwest Corp. 3.5971% 6/15/13 (f)	3,110,000	3,117,775
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,200,010
Verizon Communications, Inc.:
1.95% 3/28/14	2,420,000	2,467,076
2% 11/1/16	2,727,000	2,693,480
		21,653,161
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16	1,532,000	1,495,391
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,699,394
Verizon Wireless Capital LLC:
5.25% 2/1/12	1,252,000	1,260,974
5.55% 2/1/14	2,380,000	2,589,166
		8,044,925
TOTAL TELECOMMUNICATION SERVICES		29,698,086
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 2.0%
Electric Utilities - 0.9%
Alabama Power Co. 4.85% 12/15/12	$ 560,000	$ 583,415
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,456,653
EDP Finance BV 5.375% 11/2/12 (c)	1,000,000	984,207
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	363,465
LG&E and KU Energy LLC 2.125% 11/15/15	831,000	814,267
Niagara Mohawk Power Corp. 3.553% 10/1/14 (c)	2,675,000	2,811,281
Pacific Gas & Electric Co. 6.25% 12/1/13	1,278,000	1,401,594
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,694,913
Southern Co. 4.15% 5/15/14	412,000	441,231
		11,551,026
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,260,000	2,287,012
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
1.8% 3/15/14	451,000	457,100
1.95% 8/15/16	848,000	847,385
2.25% 9/1/15	1,300,000	1,320,289
2.6686% 9/30/66 (f)	1,336,000	1,129,503
6.25% 6/30/12	1,300,000	1,338,206
DTE Energy Co. 1.0306% 6/3/13 (f)	2,039,000	2,036,578
NiSource Finance Corp. 6.15% 3/1/13	1,790,000	1,883,599
PG&E Corp. 5.75% 4/1/14	590,000	644,223
Sempra Energy 2% 3/15/14	2,435,000	2,462,360
		12,119,243
TOTAL UTILITIES		25,957,281
TOTAL NONCONVERTIBLE BONDS (Cost $381,398,948)		383,572,181
U.S. Government and Government Agency Obligations - 46.3%

U.S. Government Agency Obligations - 13.9%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.375% 12/28/12	8,850,000	8,868,780
0.5% 8/9/13	10,706,000	10,727,894
0.625% 10/30/14	12,633,000	12,591,261
0.75% 2/26/13	7,513,000	7,556,215
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae Guaranteed Mortgage pass-thru certificates: - continued
0.75% 12/18/13	$ 292,000	$ 292,990
0.75% 12/19/14	3,425,000	3,419,362
0.875% 8/28/14	44,140,000	44,315,236
1.125% 6/27/14	7,888,000	7,987,933
4.375% 9/15/12	10,000,000	10,328,100
4.625% 10/15/13	10,789,000	11,637,274
Freddie Mac:
0.375% 10/30/13	20,736,000	20,697,867
0.75% 3/28/13	1,214,000	1,220,774
0.75% 11/25/14	18,956,000	18,962,881
1% 7/30/14	4,013,000	4,041,569
1% 8/27/14	21,508,000	21,704,174
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		184,352,310
U.S. Treasury Obligations - 31.4%
U.S. Treasury Notes:
0.25% 9/15/14	12,147,000	12,105,239
0.375% 6/30/13	21,558,000	21,607,691
0.375% 11/15/14	18,500,000	18,488,438
0.5% 5/31/13	7,582,000	7,613,693
0.5% 8/15/14	81,749,000	82,036,429
0.625% 7/15/14	164,565,000	165,722,038
0.75% 6/15/14	4,304,000	4,347,711
1.375% 11/30/15	14,117,000	14,505,218
1.75% 4/15/13	55,377,000	56,551,602
1.75% 7/31/15	18,150,000	18,911,447
2.375% 9/30/14	3,667,000	3,870,977
2.375% 10/31/14	9,988,000	10,558,405
TOTAL U.S. TREASURY OBLIGATIONS		416,318,888
Other Government Related - 1.0%
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	4,800,000	4,875,600
1.875% 11/15/12 (FDIC Guaranteed) (d)	2,900,000	2,949,178
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
General Electric Capital Corp. 2.625% 12/28/12 (FDIC Guaranteed) (d)	$ 3,422,000	$ 3,513,775
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,718,360
TOTAL OTHER GOVERNMENT RELATED		13,056,913
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $609,834,645)		613,728,111
U.S. Government Agency - Mortgage Securities - 5.0%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 3.9%
1.929% 10/1/33 (f)	57,197	59,135
1.952% 3/1/35 (f)	49,709	51,607
2.123% 10/1/35 (f)	87,255	90,728
2.271% 5/1/33 (f)	16,628	17,515
2.338% 7/1/35 (f)	581,178	612,596
2.407% 10/1/35	754,374	793,937
2.413% 11/1/34 (f)	315,456	331,005
2.418% 5/1/35 (f)	607,833	635,213
2.434% 8/1/35 (f)	411,136	433,075
2.442% 10/1/33 (f)	91,694	96,856
2.457% 3/1/35 (f)	31,955	33,653
2.465% 7/1/35 (f)	1,995,549	2,088,990
2.466% 2/1/35 (f)	712,771	748,023
2.477% 12/1/33 (f)	366,740	386,387
2.479% 11/1/36 (f)	107,727	113,017
2.48% 11/1/36 (f)	709,845	751,525
2.503% 7/1/35 (f)	236,341	249,716
2.55% 12/1/34 (f)	360,300	378,083
2.575% 10/1/41 (f)	1,147,317	1,184,692
2.634% 4/1/35 (f)	226,527	239,774
2.697% 9/1/41 (f)	1,318,353	1,364,900
2.746% 8/1/41 (f)	1,748,862	1,810,694
2.903% 10/1/35 (f)	149,268	156,267
3% 7/1/21 to 11/1/21	21,698,532	22,522,379
3.019% 8/1/41 (f)	492,889	512,611
3.188% 1/1/40 (f)	1,031,463	1,071,765
3.462% 3/1/40 (f)	840,747	874,313
3.533% 12/1/39 (f)	283,718	296,577
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
3.61% 3/1/40 (f)	$ 1,115,807	$ 1,169,692
3.702% 5/1/40 (f)	578,778	604,617
3.737% 1/1/40 (f)	450,607	469,696
3.766% 10/1/39 (f)	1,123,379	1,175,858
3.79% 6/1/40 (f)	521,183	544,085
4.5% 8/1/18 to 7/1/20	6,205,807	6,601,115
5.5% 11/1/17 to 6/1/19	2,581,932	2,794,842
6.5% 4/1/13 to 6/1/16	533,869	556,984
7% 1/1/16 to 11/1/18	71,710	77,269
7.5% 5/1/12 to 10/1/14	7,239	7,689
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		51,906,880
Freddie Mac - 1.0%
2.375% 4/1/35 (f)	702,293	738,884
2.487% 11/1/35 (f)	381,839	400,206
2.499% 1/1/35 (f)	110,462	114,105
2.554% 6/1/37 (f)	391,402	416,683
2.61% 8/1/34 (f)	165,288	174,608
2.782% 8/1/36 (f)	227,310	240,555
2.98% 8/1/41 (f)	1,016,652	1,056,974
2.997% 8/1/41 (f)	497,554	516,841
3% 8/1/21	3,000,314	3,104,211
3.075% 9/1/41 (f)	611,121	636,092
3.204% 7/1/41 (f)	812,943	849,534
3.555% 4/1/40 (f)	686,212	715,669
3.577% 4/1/40 (f)	635,294	663,251
4.5% 8/1/18 to 11/1/18	3,607,582	3,837,202
8.5% 5/1/26 to 7/1/28	81,790	94,911
12% 11/1/19	1,925	2,100
TOTAL FREDDIE MAC		13,561,826
Ginnie Mae - 0.1%
7% 1/15/25 to 6/15/32	370,524	420,525
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $64,763,598)		65,889,231
Asset-Backed Securities - 10.2%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	$ 439,504	$ 346,792
Series 2005-1 Class M1, 0.7272% 4/25/35 (f)	166,474	107,383
ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (f)	15,563	15,073
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (f)	10,420	44
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (f)	61,000	610
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	1,472,167	1,479,471
Series 2010-1 Class A4, 2.3% 12/15/14	2,170,000	2,217,604
Series 2010-4 Class A3, 0.91% 11/17/14	1,680,000	1,680,119
Series 2010-5 Class A3, 1.11% 1/15/15	1,480,000	1,483,345
Series 2011-1 Class A3, 1.38% 1/15/15	1,390,000	1,397,918
Series 2011-2 Class A3, 1.18% 4/15/15	1,200,000	1,202,291
Series 2011-3 Class A3, 0.97% 8/17/15	1,550,000	1,550,012
Series 2011-4 Class A2, 0.65% 3/17/14	480,000	479,587
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	510,000	519,173
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,423,965
Series 2011-3 Class A2, 1.81% 5/15/16	880,000	885,194
Series 2011-5 Class A1, 0.8944% 6/15/15 (f)	2,720,000	2,719,924
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2875% 10/6/13 (XL Capital Assurance, Inc. Insured) (f)	1,304,355	1,296,917
Series 2007-CM Class A4B, 0.3275% 4/7/14 (National Public Finance Guarantee Corp. Insured) (f)	1,464,924	1,454,215
Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,505,933
Series 2011-1 Class A3, 1.39% 9/8/15	850,000	850,194
Series 2011-2 Class A3, 1.61% 10/8/15	1,800,000	1,815,548
Series 2011-3 Class A3, 1.17% 1/8/16	650,000	648,393
Series 2011-4 Class A/S, 0.92% 3/9/15	1,860,000	1,858,057
Series 2011-5 Class A2, 1.19% 8/8/15	640,000	639,996
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8072% 4/25/34 (f)	16,966	5,394
Series 2005-R2 Class M1, 0.7072% 4/25/35 (f)	262,030	230,950
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (f)	82,560	55,944
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (f)	171,139	44,276
Axon Financial Funding Ltd. 0.9743% 4/4/17 (a)(c)(f)	432,000	0
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	$ 332,677	$ 333,653
Class A4, 3.52% 6/15/16 (c)	1,100,000	1,121,259
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	760,664	763,011
Series 2010-2 Class A3, 1.31% 7/15/14	1,814,961	1,822,136
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	1,630,000	1,630,009
Series 2011-1 Class A3, 1.06% 2/20/14	1,760,000	1,763,191
BMW Vehicle Owner Trust Series 2011-A:
Class A2, 0.63% 2/25/14	1,610,000	1,610,111
Class A3, 0.76% 8/25/15	1,150,000	1,148,876
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (f)	177,712	156,386
Capital Auto Receivables Asset Trust Series 2007-1 Class B, 5.15% 9/17/12	471,747	474,380
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	948,157	952,989
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	740,050
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (c)(f)	430,962	312,447
Class B, 1.0048% 7/20/39 (c)(f)	373,480	147,525
Class C, 1.3548% 7/20/39 (c)(f)	478,070	14,342
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (f)	144,785	6,148
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (f)	228,766	69,813
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	3,730,000	3,876,824
Series 2011-A1 Class A1, 0.439% 3/16/15 (f)	2,850,000	2,849,929
Series 2011-A2 Class A2, 0.3379% 5/15/15 (f)	4,610,000	4,607,839
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	1,220,000	1,220,828
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	4,260,000	4,504,078
Series 2009-A5 Class A5, 2.25% 12/23/14	5,870,000	5,968,540
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	41,917	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.3008% 3/25/32 (MGIC Investment Corp. Insured) (f)	31,876	2,532
Series 2004-2 Class 3A4, 0.7572% 7/25/34 (f)	62,430	48,251
Series 2004-3 Class M4, 1.2272% 4/25/34 (f)	20,061	9,839
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 1.0522% 6/25/34 (f)	$ 74,616	$ 32,390
Series 2005-3 Class MV1, 0.6772% 8/25/35 (f)	52,839	51,528
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (f)	2,289	2,271
Discover Card Master Trust Series 2011-A2 Class A2, 0.459% 11/16/15 (f)	2,160,000	2,161,851
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7695% 5/28/35 (f)	159,655	113,132
Class AB3, 0.715% 5/28/35 (f)	67,441	43,660
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4322% 8/25/34 (f)	36,914	21,462
Series 2006-2 Class M1, 0.5672% 7/25/36 (f)	1,430,000	23,529
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5372% 10/25/35 (f)	228,081	206,944
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	2,080,000	2,081,872
Series 2010-B Class A3, 0.91% 7/15/13 (c)	1,610,000	1,611,023
Series 2011-A Class A3, 1.03% 7/15/14	2,190,000	2,191,449
Ford Credit Auto Owner Trust:
Series 2007-A:
Class B, 5.6% 10/15/12	314,904	315,537
Class C, 5.8% 2/15/13	775,000	776,622
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,041,203
Series 2009-E Class A3, 1.51% 1/15/14	723,482	726,440
Series 2010-B Class A3, 0.98% 10/15/14	1,210,000	1,212,921
Series 2011-B Class A3, 0.84% 6/15/15	1,000,000	1,001,848
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.899% 12/15/14 (c)(f)	1,290,000	1,304,310
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,113,276
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15	1,845,000	1,845,462
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6822% 11/25/34 (f)	104,293	12,194
Class M5, 1.7572% 11/25/34 (f)	66,415	4,398
Series 2005-A:
Class M3, 0.7472% 1/25/35 (f)	120,398	37,944
Class M4, 0.9372% 1/25/35 (f)	46,138	10,751
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (c)(f)	298,000	149,000
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	451,200	415,104
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 0.679% 4/15/31 (c)(f)	$ 29,222	$ 27,786
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9072% 6/25/34 (f)	278,359	171,286
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (f)	115,495	4,776
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (c)(f)	389,699	206,802
Class C, 0.8072% 9/25/46 (c)(f)	1,943,752	255,934
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5472% 8/25/33 (f)	89,990	70,879
Series 2003-5 Class A2, 0.9572% 12/25/33 (f)	44,160	30,720
Series 2004-1 Class M2, 1.9572% 6/25/34 (f)	82,908	41,928
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (f)	3,426	3,401
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (f)	63,955	62,210
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	1,600,000	1,600,336
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	254,146	255,291
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	517,219
Series 2010-2 Class A3, 1.34% 3/18/14	1,210,276	1,216,001
Series 2010-3 Class A3, 0.7% 4/21/14	2,450,000	2,450,919
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	651,440
Series 2011-2 Class A3, 0.94% 3/18/15	1,560,000	1,564,008
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (f)	80,438	65,168
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (f)	157,118	52,625
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	1,350,000	1,348,095
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	210,000	216,703
Series 2011-A Class A3, 1.16% 4/15/15	810,000	813,586
Series 2011-C Class A2, 0.62% 7/15/14	1,610,000	1,608,652
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	1,710,000	1,721,937
Series 2009-B Class A-3, 1.57% 10/15/13	560,528	561,543
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (c)	136,611	136,776
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (f)	157,766	132,432
Class MV1, 0.4872% 11/25/36 (f)	128,153	62,698
Asset-Backed Securities - continued
	Principal Amount	Value
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6902% 12/27/29 (f)	$ 79,855	$ 70,039
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3372% 6/25/34 (f)	11,078	6,821
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	214,386	217,811
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	72,523	74,188
Class C, 6.125% 4/20/28 (c)	72,523	73,807
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (f)	57,024	1,697
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (f)	99,598	2,602
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (c)	2,420,000	2,425,162
Series 2011-B Class A3, 1.07% 1/15/14 (c)	1,410,000	1,410,000
Mercedes-Benz Auto Receivables Trust:
Series 2009-1 Class A3, 1.67% 1/15/14	512,845	515,778
Series 2011-1 Class A3, 0.85% 3/16/15	1,460,000	1,461,093
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (f)	185,516	132,793
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (f)	188,512	134,942
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (f)	138,792	103,956
Series 2004-NC8 Class M6, 1.5072% 9/25/34 (f)	78,299	39,375
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (f)	50,738	32,385
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (f)	52,840	6,652
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (h)	942,500	82,469
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	3,193,430	23,951
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	831,600	6,177
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7272% 2/25/36 (f)	37,735	3,739
Nissan Auto Lease Trust:
Series 2010-B:
Class A3, 1.12% 12/15/13	1,710,000	1,715,508
Class A4, 1.27% 10/15/16	560,000	563,333
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,842,844
Series 2011-B Class A3, 0.92% 2/16/15	930,000	926,254
Nissan Auto Receivables Owner Trust:
Series 2011-A Class A3, 1.18% 2/16/15	1,020,000	1,025,860
Series 2011-B Class A3, 0.95% 2/16/16	950,000	949,840
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.1747% 10/30/45 (f)	1,093,614	1,019,795
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (a)(c)(f)	$ 71,000	$ 0
Series 2006-1A Class A, 1.6548% 3/20/11 (a)(c)(f)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (f)	797,630	273,152
Class M4, 1.7072% 9/25/34 (f)	1,086,724	244,137
Series 2005-WCH1:
Class M2, 0.7772% 1/25/36 (f)	97,891	83,661
Class M4, 1.0872% 1/25/36 (f)	187,294	72,324
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (f)	681,512	4,999
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	142,307	131,328
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (f)	648	525
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	1,196,997	1,197,056
Series 2010-3 Class A2, 0.93% 6/17/13	527,136	527,201
Series 2011-1, Class A2, 0.94% 2/18/14	1,370,000	1,368,608
Series 2011-4 Class A2, 1.37% 3/16/15	1,400,000	1,399,919
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0522% 3/25/35 (f)	174,247	108,386
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (c)(f)	60,867	58,231
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.5471% 6/15/21 (f)	1,546,621	1,483,159
Series 2004-A:
Class B, 0.9271% 6/15/33 (f)	385,495	237,897
Class C, 1.2971% 6/15/33 (f)	1,181,000	569,236
Series 2004-B Class C, 1.2171% 9/15/33 (f)	1,900,000	930,252
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (f)	8,467	3,314
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (f)	86,903	57,158
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	775,899	777,664
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	595,910	597,713
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A3, 0.99% 11/20/13	2,450,000	2,455,259
Class A4, 1.18% 10/20/15	250,000	251,051
Series 2011-A Class A2, 1% 2/20/14	930,000	929,991
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	$ 2,160,000	$ 2,176,917
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.4048% 3/20/14 (f)	685,609	688,378
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	112,639	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (c)(f)	1,390,735	611,923
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	1,020,000	1,027,362
TOTAL ASSET-BACKED SECURITIES (Cost $142,191,600)		134,564,252
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 1.3%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (c)(f)	1,868,544	1,863,512
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	389,823	394,487
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.053% 5/20/36 (f)	312,968	315,523
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.7465% 3/25/34 (f)	7,131	6,018
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4947% 8/27/47 (c)(f)	1,058,336	1,041,008
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	684,501	654,554
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5594% 11/20/56 (c)(f)	3,179,015	3,163,596
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4548% 12/20/54 (c)(f)	762,000	361,950
Series 2006-2 Class C1, 1.1948% 12/20/54 (f)	3,254,000	1,545,650
Series 2006-3 Class C2, 0.7548% 12/20/54 (f)	142,000	67,450
Series 2006-4:
Class B1, 0.3448% 12/20/54 (f)	381,000	304,800
Class C1, 0.6348% 12/20/54 (f)	233,000	110,675
Class M1, 0.4248% 12/20/54 (f)	100,000	69,000
Series 2007-1:
Class 1C1, 0.8548% 12/20/54 (f)	235,000	111,625
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1M1, 0.5548% 12/20/54 (f)	$ 153,000	$ 105,570
Class 2C1, 1.2148% 12/20/54 (f)	107,000	50,825
Class 2M1, 0.7548% 12/20/54 (f)	196,000	135,240
Series 2007-2 Class 2C1, 0.6817% 12/17/54 (f)	272,000	129,200
Granite Mortgages Series 2003-2 Class 1A3, 0.9092% 7/20/43 (f)	668,483	639,137
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.8592% 1/20/44 (f)	54,183	34,163
Series 2004-1 Class 2A1, 0.6713% 3/20/44 (f)	1,116,174	1,064,383
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (f)	108,486	68,250
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (f)	162,705	105,779
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (c)(f)	26,395	24,811
Class C, 0.439% 6/15/22 (c)(f)	161,633	151,127
Class D, 0.449% 6/15/22 (c)(f)	62,186	57,833
Class E, 0.459% 6/15/22 (c)(f)	99,468	92,008
Class F, 0.489% 6/15/22 (c)(f)	179,345	164,101
Class G, 0.559% 6/15/22 (c)(f)	37,282	33,554
Class H, 0.579% 6/15/22 (c)(f)	74,650	66,439
Class J, 0.619% 6/15/22 (c)(f)	87,091	76,640
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.4847% 6/26/36 (c)(f)	1,211,429	1,201,240
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (f)	310,176	12,221
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.4831% 10/15/33 (f)	1,375,000	1,372,550
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5978% 7/10/35 (c)(f)	87,867	61,507
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (c)(f)	23,662	21,783
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	1,200,000	1,199,112
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (f)	4,560	3,037
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	230,281	227,579
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (f)	$ 415,454	$ 300,078
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (f)	138,354	118,279
TOTAL PRIVATE SPONSOR		17,526,294
U.S. Government Agency - 1.9%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
planned amortization class Series 1993-187 Class L, 6.5% 7/25/23	119,425	121,065
sequential payer Series 2009-31 Class A, 4% 2/25/24	533,557	559,909
Series 2010-123 Class DL, 3.5% 11/25/25	841,469	877,812
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2008-76 Class EF, 0.7447% 9/25/23 (f)	353,490	354,605
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	685,091	729,842
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	469,777	520,274
Series 2003-76 Class BA, 4.5% 3/25/18	880,673	922,082
Series 2010-135 Class DE, 2.25% 4/25/24	1,842,101	1,867,750
Series 2011-16 Class FB, 0.4072% 3/25/31 (f)	3,153,831	3,151,452
Series 2010-143 Class B, 3.5% 12/25/25	1,316,745	1,381,022
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4979% 2/15/26 (f)	1,724,929	1,724,855
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4779% 2/15/19 (f)	4,465,814	4,472,251
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	470,230	500,233
Series 2866 Class XE, 4% 12/15/18	1,048,393	1,089,199
Series 2901 Class UM, 4.5% 1/15/30	933,528	946,317
Series 3792, 0.6479% 11/15/40 (f)	2,807,409	2,816,776
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	120,527	122,330
Series 2635 Class DG, 4.5% 1/15/18	976,453	1,012,059
Series 2970 Class YA, 5% 9/15/18	68,165	68,121
Series 3427 Class FX, 0.3979% 8/15/18 (f)	106,029	106,015
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3560 Class LA, 2% 8/15/14	$ 594,614	$ 598,332
Series 3573 Class LC, 1.85% 8/15/14	1,056,655	1,064,530
TOTAL U.S. GOVERNMENT AGENCY		25,006,831
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,965,520)		42,533,125
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3848% 2/14/43 (f)(h)	2,505,677	36,280
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.456% 12/10/42 (f)(h)	5,175,646	88
Series 2005-4 Class XP, 0.1824% 7/10/45 (f)(h)	9,377,512	18,839
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.719% 3/15/22 (c)(f)	78,149	74,242
Class G, 0.779% 3/15/22 (c)(f)	320,652	298,206
Class H, 1.029% 3/15/22 (c)(f)	500,000	435,000
Series 2006-BIX1:
Class F, 0.559% 10/15/19 (c)(f)	201,139	187,059
Class G, 0.579% 10/15/19 (c)(f)	137,009	121,253
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (c)(f)	8,790	6,192
Series 2004-1:
Class A, 0.6172% 4/25/34 (c)(f)	413,807	343,876
Class B, 2.1572% 4/25/34 (c)(f)	50,132	28,313
Class M1, 0.8172% 4/25/34 (c)(f)	29,027	20,582
Class M2, 1.4572% 4/25/34 (c)(f)	27,998	19,348
Series 2004-2:
Class A, 0.6872% 8/25/34 (c)(f)	355,576	291,257
Class M1, 0.8372% 8/25/34 (c)(f)	126,725	92,105
Series 2004-3:
Class A1, 0.6272% 1/25/35 (c)(f)	626,956	471,019
Class A2, 0.6772% 1/25/35 (c)(f)	95,563	66,999
Class M1, 0.7572% 1/25/35 (c)(f)	33,832	19,531
Class M2, 1.2572% 1/25/35 (c)(f)	21,893	10,605
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (c)(f)	$ 141,773	$ 108,354
Class M1, 0.6872% 8/25/35 (c)(f)	10,519	6,056
Class M2, 0.7372% 8/25/35 (c)(f)	17,350	9,303
Class M3, 0.7572% 8/25/35 (c)(f)	9,599	5,074
Class M4, 0.8672% 8/25/35 (c)(f)	8,812	4,405
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (c)(f)	78,063	58,350
Class A2, 0.6572% 11/25/35 (c)(f)	50,609	38,023
Class M1, 0.6972% 11/25/35 (c)(f)	9,233	5,536
Class M2, 0.7472% 11/25/35 (c)(f)	11,722	6,623
Class M3, 0.7672% 11/25/35 (c)(f)	10,491	5,730
Class M4, 0.8572% 11/25/35 (c)(f)	13,071	6,320
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (c)(f)	885,215	627,360
Class B1, 1.6572% 1/25/36 (c)(f)	59,564	10,547
Class M1, 0.7072% 1/25/36 (c)(f)	278,416	154,403
Class M2, 0.7272% 1/25/36 (c)(f)	105,650	53,717
Class M3, 0.7572% 1/25/36 (c)(f)	113,546	53,049
Class M4, 0.8672% 1/25/36 (c)(f)	58,101	25,585
Class M5, 0.9072% 1/25/36 (c)(f)	58,101	21,823
Class M6, 0.9572% 1/25/36 (c)(f)	58,962	16,199
Series 2006-1:
Class A2, 0.6172% 4/25/36 (c)(f)	27,292	19,995
Class M1, 0.6372% 4/25/36 (c)(f)	9,761	5,573
Class M2, 0.6572% 4/25/36 (c)(f)	10,313	5,482
Class M3, 0.6772% 4/25/36 (c)(f)	8,874	4,396
Class M4, 0.7772% 4/25/36 (c)(f)	5,028	2,272
Class M5, 0.8172% 4/25/36 (c)(f)	4,881	1,953
Class M6, 0.8972% 4/25/36 (c)(f)	9,731	3,669
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (c)(f)	265,407	195,464
Class A2, 0.5372% 7/25/36 (c)(f)	23,961	15,433
Class B1, 1.1272% 7/25/36 (c)(f)	8,971	2,564
Class B3, 2.9572% 7/25/36 (c)(f)	13,554	2,334
Class M1, 0.5672% 7/25/36 (c)(f)	25,140	14,141
Class M2, 0.5872% 7/25/36 (c)(f)	17,738	9,107
Class M3, 0.6072% 7/25/36 (c)(f)	14,713	7,313
Class M4, 0.6772% 7/25/36 (c)(f)	9,935	4,612
Class M5, 0.7272% 7/25/36 (c)(f)	12,211	5,124
Class M6, 0.7972% 7/25/36 (c)(f)	18,219	5,446
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (c)(f)	$ 17,667	$ 1,175
Class B2, 1.6072% 10/25/36 (c)(f)	10,388	251
Class M4, 0.6872% 10/25/36 (c)(f)	19,526	2,538
Class M5, 0.7372% 10/25/36 (c)(f)	23,375	2,454
Class M6, 0.8172% 10/25/36 (c)(f)	45,754	3,432
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (c)(f)	82,231	52,480
Class A2, 0.5272% 12/25/36 (c)(f)	372,742	221,669
Class B1, 0.9572% 12/25/36 (c)(f)	13,030	1,482
Class B2, 1.5072% 12/25/36 (c)(f)	13,484	1,081
Class B3, 2.7072% 12/25/36 (c)(f)	21,442	867
Class M1, 0.5472% 12/25/36 (c)(f)	26,410	10,711
Class M2, 0.5672% 12/25/36 (c)(f)	18,007	6,579
Class M3, 0.5972% 12/25/36 (c)(f)	18,007	5,865
Class M4, 0.6572% 12/25/36 (c)(f)	21,608	5,790
Class M5, 0.6972% 12/25/36 (c)(f)	19,808	3,595
Class M6, 0.7772% 12/25/36 (c)(f)	18,007	2,531
Series 2007-1:
Class A2, 0.5272% 3/25/37 (c)(f)	414,421	227,932
Class B1, 0.9272% 3/25/37 (c)(f)	132,319	11,909
Class B2, 1.4072% 3/25/37 (c)(f)	97,011	5,336
Class B3, 3.6072% 3/25/37 (c)(f)	75,817	1,895
Class M1, 0.5272% 3/25/37 (c)(f)	113,321	40,795
Class M2, 0.5472% 3/25/37 (c)(f)	85,794	24,451
Class M3, 0.5772% 3/25/37 (c)(f)	74,508	16,392
Class M4, 0.6272% 3/25/37 (c)(f)	56,201	10,116
Class M5, 0.6772% 3/25/37 (c)(f)	93,949	14,092
Class M6, 0.7572% 3/25/37 (c)(f)	129,561	15,547
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (c)(f)	67,319	35,826
Class A2, 0.5772% 7/25/37 (c)(f)	63,052	23,150
Class B1, 1.8572% 7/25/37 (c)(f)	19,756	850
Class B2, 2.5072% 7/25/37 (c)(f)	13,556	234
Class M1, 0.6272% 7/25/37 (c)(f)	22,472	4,003
Class M2, 0.6672% 7/25/37 (c)(f)	12,610	1,717
Class M3, 0.7472% 7/25/37 (c)(f)	12,772	1,518
Class M4, 0.9072% 7/25/37 (c)(f)	24,590	2,270
Class M5, 1.0072% 7/25/37 (c)(f)	21,745	1,665
Class M6, 1.2572% 7/25/37 (c)(f)	27,597	1,673
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5472% 7/25/37 (c)(f)	$ 104,093	$ 58,996
Class B1, 1.2072% 7/25/37 (c)(f)	89,580	7,501
Class B2, 1.8572% 7/25/37 (c)(f)	229,304	13,115
Class B3, 4.2572% 7/25/37 (c)(f)	64,870	1,753
Class M1, 0.5672% 7/25/37 (c)(f)	78,641	17,202
Class M2, 0.5972% 7/25/37 (c)(f)	82,680	15,510
Class M3, 0.6272% 7/25/37 (c)(f)	133,833	21,973
Class M4, 0.7572% 7/25/37 (c)(f)	211,635	31,727
Class M5, 0.8572% 7/25/37 (c)(f)	105,500	14,391
Class M6, 1.0572% 7/25/37 (c)(f)	82,392	8,789
Series 2007-4A:
Class A2, 0.8072% 9/25/37 (c)(f)	860,672	331,456
Class B1, 2.8072% 9/25/37 (c)(f)	142,521	2,138
Class B2, 3.7072% 9/25/37 (c)(f)	84,780	848
Class M1, 1.2072% 9/25/37 (c)(f)	133,366	12,670
Class M2, 1.3072% 9/25/37 (c)(f)	133,366	10,002
Class M4, 1.8572% 9/25/37 (c)(f)	351,459	14,058
Class M5, 2.0072% 9/25/37 (c)(f)	351,459	10,544
Class M6, 2.2072% 9/25/37 (c)(f)	351,546	7,031
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(h)	3,156,034	110,461
Series 2006-2A Class IO, 3.1745% 7/25/36 (b)(c)(h)	9,034,456	350,537
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (c)(f)	53,958	51,588
Class J, 1.099% 3/15/19 (c)(f)	51,667	44,221
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (c)(f)	52,963	48,517
Class E, 0.549% 3/15/22 (c)(f)	275,033	250,022
Class F, 0.599% 3/15/22 (c)(f)	168,653	150,111
Class G, 0.649% 3/15/22 (c)(f)	43,346	38,091
Class H, 0.799% 3/15/22 (c)(f)	52,963	45,483
Class J, 0.949% 3/15/22 (c)(f)	52,963	41,775
Series 2004-PWR6 Class X2, 0.6139% 11/11/41 (f)(h)	4,532,515	30,912
Series 2005-PWR9 Class X2, 0.3638% 9/11/42 (c)(f)(h)	26,814,187	191,909
Series 2007-T28 Class A1, 5.422% 9/11/42	15,376	15,370
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (c)(f)	97,177	69,193
Commercial Mortgage Securities - continued
	Principal Amount	Value
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2133% 5/15/35 (c)(f)(h)	$ 8,982,450	$ 228,756
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5778% 8/15/21 (c)(f)	56,376	54,650
Class H, 0.6178% 8/15/21 (c)(f)	45,122	41,780
Series 2004-C2 Class XP, 0.9149% 10/15/41 (c)(f)(h)	5,608,806	140
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4672% 10/15/48 (f)(h)	43,934,058	415,836
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	1,715,974	1,744,575
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (c)(f)	10,182	9,074
Class H, 0.869% 4/15/17 (c)(f)	21,773	17,878
Class J, 1.099% 4/15/17 (c)(f)	16,697	12,022
Series 2005-FL11:
Class F, 0.699% 11/15/17 (c)(f)	23,597	20,765
Class G, 0.749% 11/15/17 (c)(f)	16,356	14,230
Series 2006-CN2A Class A2FL, 0.4675% 2/5/19 (c)(f)	310,000	293,159
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	1,375,000	1,335,665
Series 2005-LP5 Class XP, 0.2939% 5/10/43 (f)(h)	5,873,922	7,730
Series 2006-CN2A Class E, 5.5699% 2/5/19 (c)(f)	630,000	597,000
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.7135% 6/15/39 (f)	581,190	586,173
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (f)(h)	36,557,838	464,906
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (f)(h)	3,422,075	6,622
Series 2003-C4 Class A4, 5.137% 8/15/36	1,140,000	1,195,552
Series 2005-C1 Class ASP, 0.3095% 2/15/38 (c)(f)(h)	10,138,085	10,300
Series 2005-C2 Class ASP, 0.5201% 4/15/37 (c)(f)(h)	8,868,679	23,369
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.419% 2/15/22 (c)(f)	236,650	190,566
0.519% 2/15/22 (c)(f)	84,521	63,316
Class F, 0.569% 2/15/22 (c)(f)	169,020	123,368
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	438,086	445,122
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.2539% 5/15/33 (c)(f)(h)	$ 1,235,335	$ 11,007
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	829,922	850,277
Class A2, 5.4531% 5/10/40 (f)	590,000	623,862
Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,292,161
Series 2004-C3 Class X2, 0.578% 12/10/41 (f)(h)	4,479,805	108
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (c)(f)	1,170,000	1,126,214
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (f)	774,648	774,289
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (c)(f)(h)	19,315,391	27,930
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (c)(f)(h)	80,112,209	560,785
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6875% 6/6/20 (c)(f)	105,970	98,328
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(f)	720,000	692,110
Class D, 2.3636% 3/6/20 (c)(f)	215,000	205,597
Class E, 2.6688% 3/6/20 (c)(f)	360,000	346,415
Class F, 2.8433% 3/6/20 (c)(f)	180,000	172,308
Class G, 3.0177% 3/6/20 (c)(f)	90,000	86,163
Class H, 3.5846% 3/6/20 (c)(f)	150,000	144,205
Class J, 4.4568% 3/6/20 (c)(f)	215,000	208,306
sequential payer:
Series 2005-GG4 Class A3, 4.607% 7/10/39	710,000	713,097
Serries 2004-GG2 Class A6, 5.396% 8/10/38 (f)	1,340,000	1,426,087
Series 2006-GG6 Class A2, 5.506% 4/10/38	404,437	407,638
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	1,311,445	1,318,002
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	1,102,625	1,099,593
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(f)	2,830,000	2,810,931
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	980,000	1,008,888
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	488,175	511,887
Series 2006-LDP7 Class A2, 5.864% 4/15/45 (f)	54,656	54,997
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.479% 11/15/18 (c)(f)	$ 19,862	$ 17,280
Class E, 0.529% 11/15/18 (c)(f)	28,145	23,642
Class F, 0.579% 11/15/18 (c)(f)	42,214	35,037
Class G, 0.609% 11/15/18 (c)(f)	36,688	29,350
Class H, 0.749% 11/15/18 (c)(f)	28,152	21,395
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	1,090,000	1,096,173
Series 2007-LD11 Class A2, 5.8017% 6/15/49 (f)	1,106,650	1,120,880
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	470,000	472,880
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	440,000	456,214
Series 2006-C1 Class A2, 5.084% 2/15/31	944,925	955,175
Series 2007-C6 Class A2, 5.845% 7/15/40	681,394	690,399
Series 2004-C8, 4.799% 12/15/29	1,240,000	1,333,672
Series 2005-C7 Class XCP, 0.1745% 11/15/40 (f)(h)	48,698,284	105,578
Series 2006-C1 Class XCP, 0.3476% 2/15/41 (f)(h)	40,938,947	165,598
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (f)(h)	17,983,510	224,992
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (f)(h)	7,231,233	64,488
Series 2007-C2 Class XCP, 0.5027% 2/15/40 (f)(h)	35,599,956	399,432
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.589% 9/15/21 (c)(f)	145,070	124,760
Class G, 0.609% 9/15/21 (c)(f)	286,588	226,405
Class H, 0.649% 9/15/21 (c)(f)	73,934	55,451
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	203,814	203,695
Series 2005-MCP1 Class XP, 0.6472% 6/12/43 (f)(h)	8,531,130	82,172
Series 2005-MKB2 Class XP, 0.2193% 9/12/42 (f)(h)	3,586,854	13,067
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	14,705	14,694
Series 2007-9 Class A2, 5.59% 9/12/49	791,748	804,308
Series 2006-4 Class XP, 0.6162% 12/12/49 (f)(h)	13,918,720	242,408
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(f)	45,397	26,784
Series 2007-XCLA Class A1, 0.449% 7/17/17 (c)(f)	35,255	32,434
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.439% 10/15/20 (c)(f)	$ 84,694	$ 76,983
Class E, 0.499% 10/15/20 (c)(f)	105,926	95,223
Class F, 0.549% 10/15/20 (c)(f)	63,569	54,603
Class G, 0.589% 10/15/20 (c)(f)	78,581	66,712
Class H, 0.679% 10/15/20 (c)(f)	49,464	37,046
Class J, 0.829% 10/15/20 (c)(f)	28,936	17,331
Class MHRO, 0.939% 10/15/20 (c)(f)	21,668	17,767
Class NHRO, 1.139% 10/15/20 (c)(f)	31,646	25,317
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	413,116	425,264
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,946,617	2,002,803
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (c)(f)(h)	9,920,925	159
Series 2005-HQ5 Class X2, 0.1667% 1/14/42 (f)(h)	8,731,786	28,789
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (c)(f)(h)	8,352,480	16,947
Series 2005-TOP17 Class X2, 0.5995% 12/13/41 (f)(h)	6,566,969	46,415
Series 2011-C3 Class A1, 2.178% 7/15/49	2,515,886	2,535,654
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	510,000	532,884
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3333% 9/15/21 (c)(f)	1,897,383	1,804,383
Class E, 0.5233% 9/15/21 (c)(f)	176,861	134,058
Class F, 0.5833% 9/15/21 (c)(f)	238,334	169,452
Class G, 0.6033% 9/15/21 (c)(f)	225,785	153,756
Class J, 0.8433% 9/15/21 (c)(f)	50,198	30,670
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (c)(f)	11,855	10,669
Class AP2, 1.049% 6/15/20 (c)(f)	19,414	17,084
Class F, 0.729% 6/15/20 (c)(f)	376,985	245,040
Series 2003-C9 Class A4, 5.012% 12/15/35	1,490,000	1,579,856
Series 2005-C18 Class XP, 0.317% 4/15/42 (c)(f)(h)	11,626,167	18,590
Series 2006-C23 Class X, 0.0861% 1/15/45 (c)(f)(h)	202,200,881	378,722
Series 2007-C30 Class XP, 0.437% 12/15/43 (c)(f)(h)	35,983,383	393,586
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 808,239	$ 826,675
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (c)	287,684	287,282
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $57,383,616)		52,385,716
Municipal Securities - 0.7%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.2%, tender 2/1/12 (f)(g)	700,000	700,007
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	1,780,000	1,808,231
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.05%, tender 3/1/12 (f)(g)	1,500,000	1,500,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.05%, tender 3/1/12 (f)(g)	1,500,000	1,500,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (f)	600,000	601,938
Series 2007 B, 1.9%, tender 6/1/12 (f)	600,000	602,832
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (f)(g)	2,300,000	2,306,601
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.1%, tender 1/3/12 (f)(g)	700,000	700,021
TOTAL MUNICIPAL SECURITIES (Cost $9,678,880)		9,719,630
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $3,738,713)	3,750,000	3,786,458
Cash Equivalents - 1.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $18,922,000)	$ 18,922,073	$ 18,922,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,329,877,520)		1,325,100,704
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(916,564)
NET ASSETS - 100%		$ 1,324,184,140
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (e)	August 2034	$ 65,648	(36,456)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (e)	Feb. 2034	1,009	(950)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (e)

	Oct. 2034	$ 86,512	$ (32,656)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (e)	Sept. 2034	65,574	(49,511)
		$ 218,743	$ (119,573)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,633,624 or 9.0% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $11,338,553 or 0.9% of net assets.

(e) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,230,901 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,230,939
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$18,922,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 1,666,089
ING Financial Markets LLC	5,664,704
Mizuho Securities USA, Inc.	11,361,573
RBC Capital Markets Corp.	229,634
$ 18,922,000
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 383,572,181	$ -	$ 382,341,280	$ 1,230,901
U.S. Government and Government Agency Obligations	613,728,111	-	613,728,111	-
U.S. Government Agency - Mortgage Securities	65,889,231	-	65,889,231	-
Asset-Backed Securities	134,564,252	-	131,553,768	3,010,484
Collateralized Mortgage Obligations	42,533,125	-	42,520,904	12,221
Commercial Mortgage Securities	52,385,716	-	47,037,526	5,348,190
Municipal Securities	9,719,630	-	9,719,630	-
Foreign Government and Government Agency Obligations	3,786,458	-	3,786,458	-
Cash Equivalents	18,922,000	-	18,922,000	-
Total Investments in Securities:	$ 1,325,100,704	$ -	$ 1,315,498,908	$ 9,601,796
Derivative Instruments:
Liabilities
Swap Agreements	$ (119,573)	$ -	$ -	$ (119,573)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 13,922,827
Total Realized Gain (Loss)	54,144
Total Unrealized Gain (Loss)	(732,851)
Cost of Purchases	-
Proceeds of Sales	(594,354)
Amortization/Accretion	(56,821)
Transfers in to Level 3	454,400
Transfers out of Level 3	(3,445,549)
Ending Balance	$ 9,601,796
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (742,149)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (121,041)
Total Unrealized Gain (Loss)	1,468
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (119,573)
Realized gain (loss) on Swap Agreements for the period	$ 1,583
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2011	$ 1,468

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,329,338,097. Net unrealized depreciation aggregated $4,237,393, of which $15,546,232 related to appreciated investment securities and $19,783,625 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $218,743 representing 0.02% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012